Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Teekay LNG Partners L.P.
Entity Central Index Key	0001308106
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Units	64,857,900

Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) [Abstract]
Voyage revenues (note 12b)	$ 379,975	$ 374,008	$ 343,048
OPERATING EXPENSES (note 12b)
Voyage expenses	1,387	2,042	2,034
Vessel operating expenses	89,046	84,577	82,374
Depreciation and amortization	91,919	89,347	82,686
General and administrative (note 12a and 12b)	24,120	23,247	19,764
Gain on sale of vessel (note 17a)		(4,340)
Restructuring charge (note 18)	0	175	3,250
Total operating expenses	206,472	195,048	190,108
Income from vessel operations	173,503	178,960	152,940
OTHER ITEMS
Interest expense (notes 6, 10 and 12a)	(49,880)	(49,019)	(60,457)
Interest income (note 6)	6,687	7,190	13,873
Realized and unrealized loss on derivative instruments (note 13)	(63,030)	(78,720)	(40,950)
Foreign currency exchange gain (loss) (note 10)	10,310	27,545	(10,806)
Equity income (note 19)	20,584	8,043	27,639
Other (expense) income	(37)	615	392
Total other items	(75,366)	(84,346)	(70,309)
Net income before income tax expense	98,137	94,614	82,631
Income tax expense (note 11)	(781)	(1,670)	(694)
Net income	97,356	92,944	81,937
Non-controlling interest in net income	7,508	3,062	29,310
Dropdown Predecessors' interest in net income (note 2)		2,258	5,302
General Partners' interest in net income	11,474	8,896	5,180
Limited partners' interest in net income	$ 78,374	$ 78,728	$ 42,145
Limited partners' interest in net income per unit (note 16)
Common unit (basic and diluted)	$ 1.33	$ 1.46	$ 0.86
Subordinated unit (basic and diluted)		$ 2.04	$ 0.8
Total unit (basic and diluted)	$ 1.33	$ 1.48	$ 0.85
Weighted-average number of units outstanding:
Common units (basic and diluted)	59,147,422	51,481,035	40,912,100
Subordinated units (basic and diluted)		1,816,591	8,760,006
Total units (basic and diluted)	59,147,422	53,297,626	49,672,106
Cash distributions declared per unit	$ 2.52	$ 2.37	$ 2.28

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 93,627	$ 81,055	$ 108,350
Restricted cash - current (note 6)		82,576
Accounts receivable, including non-trade of $10,011 (2010 - $12,832) (note 13)	13,921	19,362
Prepaid expenses	4,916	5,911
Current portion of derivative assets (note 13)	15,608	16,758
Current portion of net investments in direct financing leases (note 6)	6,074	5,635
Advances to affiliates (note 12c)	11,922	6,133
Total current assets	146,068	217,430
Restricted cash long-term (note 6)	495,634	489,562
Vessels and equipment
At cost, less accumulated depreciation of $291,689 (2010 - $200,676)	1,339,571	1,059,465
Vessels under capital leases, at cost, less accumulated depreciation of $163,926 (2010 - $169,274) (note 6)	681,554	880,576
Advances on newbuilding contracts (note 14)		79,535
Total vessels and equipment	2,021,125	2,019,576
Investments in and advances to joint ventures (note 19)	191,448	172,898	93,320
Net investments in direct financing leases (note 6)	403,467	410,060
Advances to joint venture partner (note 8)	10,200	10,200
Other assets (note 11)	24,560	22,967
Derivative assets (note 13)	139,651	45,525
Intangible assets - net (note 7)	114,416	123,546
Goodwill (note 7)	35,631	35,631
Total assets	3,582,200	3,547,395
Current
Accounts payable (includes $556 and $567 for 2011 and 2010, respectively, owing to related parties) (note 12c)	3,302	4,355
Accrued liabilities (includes $3,550 and $3,020 for 2011 and 2010, respectively, owing to related parties) (notes 9, 12c and 13)	46,740	38,672
Unearned revenue	9,988	13,944
Current portion of long-term debt (note 10)	84,722	76,408
Current obligations under capital lease (note 6)	47,203	267,382
Current portion of derivative liabilities (note 13)	43,973	50,603
Advances from affiliates (note 12c) and joint venture partner of nil (2010 - $59)	17,400	133,410
Total current liabilities	253,328	584,774
Long-term debt (note 10)	1,230,509	1,322,707
Long-term obligations under capital lease (note 6)	599,844	470,752
Long-term unearned revenue	40,003	41,700
Other long-term liabilities (note 6)	69,562	64,777
Derivative liabilities (note 13)	249,245	149,362
Total liabilities	2,442,491	2,634,072
Commitments and contingencies (notes 6, 8, 10, 13 and 14)
Equity
Non-controlling interest	26,242	17,123
Partners' equity	1,113,467	896,200
Total equity	1,139,709	913,323	917,038
Total liabilities and equity	3,582,200	3,547,395
Consolidation of variable interest entities (note 14)
Subsequent events (note 21)

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Non trade accounts receivable	$ 10,011	$ 12,832
Vessels and equipment
Accumulated depreciation on vessel and equipment	291,689	200,676
Accumulated amortization on vessels under capital leases	163,926	169,274
Current
Accounts payable owing to related parties	556	567
Accrued liabilities owing to related related parties	$ 3,550	$ 3,020

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 97,356	$ 92,944	$ 81,937
Non-cash items:
Unrealized loss on derivative instruments (note 13)	277	34,306	3,788
Depreciation and amortization	91,919	89,347	82,686
Unrealized foreign currency exchange (gain) loss	(10,221)	(26,700)	9,532
Equity based compensation	95	151	361
Equity income, net of dividends received of $15,340 (2010 and 2009 - nil)	(5,244)	(8,043)	(27,639)
Amortization of deferred debt issuance costs and other	960	3,375	1,660
Gain on sale of vessel (note 17a)		(4,340)
Accrued interest and other - net	(24)	3,628	1,800
Change in operating assets and liabilities (note 15a)	(33,434)	3,029	26,988
Expenditures for drydocking	(19,638)	(12,727)	(9,729)
Net operating cash flow	122,046	174,970	171,384
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	600,862	100,945	220,050
Debt issuance costs	(2,578)	(137)	(1,281)
Scheduled repayments of long-term debt	(290,940)	(76,018)	(80,301)
Prepayments of long-term debt	(383,000)	(72,000)	(185,900)
Scheduled repayments of capital lease obligations and other long-term liabilities	(89,350)	(39,147)	(37,437)
Proceeds from equity offerings net of offering costs (note 16)	341,178	50,921	162,559
Advances to and from affiliates	27,048	16,545	24,041
Advances to and from joint venture partners		(10,200)
Repayment of joint venture partners' advances		(1,235)
Decrease in restricted cash	76,249	30,741	30,710
Cash distributions paid	(159,380)	(135,514)	(114,539)
Excess of purchase price over the contributed basis of Teekay Tangguh Borrower LLC (note 12f)			(31,829)
Equity contribution from Teekay Corporation to Dropdown Predecessor (note 2)		466	1,567
Purchase of Skaugen Multigas Subsidiaries (note 12h)	(114,466)
Proceeds on sale of 1% interest in Kenai LNG Carriers (note 12j)			2,300
Proceeds on sale of 1% interest in Skaugen LPG Carriers and Skaugen Multigas Subsidiaries (note 12k)	1,812
Distribution to Teekay Corporation for the acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC (note 2)		(33,997)
Other	(261)	884
Net financing cash flow	7,174	(167,746)	(10,060)
INVESTING ACTIVITIES
Purchase of Excalibur and Excelsior Joint Ventures (note 17)		(35,169)
Purchase of equity investment in three Angola LNG Carriers (note 12l)	(57,287)
Proceeds received from the sale of Dania Spirit (note 17a)		21,556
Advances to joint venture	(830)		(2,856)
Purchase of Teekay Tangguh Borrower LLC (note 12f)			(37,259)
Receipts from direct financing leases	6,154	5,746	4,426
Expenditures for vessels and equipment	(64,685)	(26,652)	(134,926)
Net investing cash flow	(116,648)	(34,519)	(170,615)
Increase (decrease) in cash and cash equivalents	12,572	(27,295)	(9,291)
Cash and cash equivalents, beginning of the year	81,055	108,350	117,641
Cash and cash equivalents, end of the year	93,627	81,055	108,350
Supplemental cash flow information (note 15)

Consolidated Statements of Changes in Total Equity (USD $) In Thousands	Total USD ($)	TOTAL EQUITY Dropdown Predecessor Equity USD ($)	TOTAL EQUITY Partners' Equity Common Units	TOTAL EQUITY Partners' Equity Common USD ($)	TOTAL EQUITY Partners' Equity Subordinated Units	TOTAL EQUITY Partners' Equity Subordinated USD ($)	TOTAL EQUITY Partners' Equity General Partner USD ($)	TOTAL EQUITY Non- controlling Interest USD ($)
Beginning balance at Dec. 31, 2008	$ 808,713			$ 634,212		$ 134,291	$ 37,348	$ 2,862
Beginning balance, units at Dec. 31, 2008			33,338		11,051
Net change in parent's equity in Dropdown Predecessor (note 2)	37,711	37,711
Net income and comprehensive income	81,937	5,302		35,108		7,037	5,180	29,310
Cash distributions	(114,539)			(87,051)		(20,997)	(6,491)
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16)	162,559			159,155			3,404
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16), units, shares			7,951
Re-investment tax credit (note 11)	(4,700)			(3,795)		(813)	(92)
Equity based compensation	(361)			(292)		(61)	(8)
Conversion of subordinated units to common units				42,010		(42,010)
Conversion of subordinated units to common units, units			3,684		(3,684)
Acquisition of interest rate swap (note 12i)	(4,810)			(3,839)		(872)	(99)
Purchase of Teekay Tangguh Borrower LLC from Teekay Corporation (note 12f)	(52,494)			(21,678)		(8,952)	(1,199)	(20,665)
Sale of 1% interest in Kenai LNG Carriers to General Partner (note 12j) and Skaugen LPG and Multigas subsidiaries to General Partner (note 12k)	2,300							2,300
Ending balance at Dec. 31, 2009	917,038	43,013		754,414		67,745	38,059	13,807
Ending balance, units at Dec. 31, 2009			44,973		7,367
Net change in parent's equity in Dropdown Predecessor (note 2)	466	466
Net income and comprehensive income	92,944	2,258		75,028		3,700	8,896	3,062
Cash distributions	(135,514)			(118,114)		(8,620)	(8,780)
Equity based compensation	(151)			(148)			(3)
Additional offering costs related to November 2009 follow-on equity offering (note 16)	(131)			(111)		(18)	(2)
Acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLC from Teekay Corporation (note 12a)	(49,376)	(45,737)		(2,471)		(1,020)	(148)
Conversion of subordinated units to common units				61,787		(61,787)
Conversion of subordinated units to common units, units			7,367		(7,367)
Acquisition of interest rate swap (note 12i)	(1,500)			(1,470)			(30)
Direct equity placement, net of offering costs of $0.1 million (note 16)	50,921			49,901			1,020
Direct equity placement, net of offering costs of $0.1 million (note 16), units			1,713
Purchase of Excalibur and Excelsior Joint Ventures (notes 16 and 17c)	38,324			37,309			761	254
Purchase of Excalibur and Excelsior Joint Ventures (notes 16 and 17c), units			1,053
Ending balance at Dec. 31, 2010	913,323			856,421			39,779	17,123
Ending balance, units at Dec. 31, 2010			55,106
Net income and comprehensive income	97,356			78,374			11,474	7,508
Cash distributions	(159,581)			(146,903)			(12,477)	(201)
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16)	341,178			334,056			7,122
Proceeds from follow-on public offering of units, net of offering costs of $7.6 and $14.9 million in 2009 and 2011, respectively (note 16), units, shares			9,752
Equity based compensation	95			93			2
Acquisition of Skaugen Multigas Subsidiaries (note 12h)	(8,231)			(7,852)			(379)
Acquisition of equity investment in three Angola LNG Carriers (note 12l)	(46,243)			(44,123)			(2,120)
Sale of 1% interest in Kenai LNG Carriers to General Partner (note 12j) and Skaugen LPG and Multigas subsidiaries to General Partner (note 12k)	1,812							1,812
Ending balance at Dec. 31, 2011	$ 1,139,709			$ 1,070,066			$ 43,401	$ 26,242
Ending balance, units at Dec. 31, 2011			64,858

Consolidated Statements of Changes in Total Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Total Equity [Abstract]
Offering costs from follow-on public offer	$ 14.9		$ 7.6
Offering costs for direct equity placement		$ 0.1
Percentage Interest on Sale	1.00%		1.00%

Basis of presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis of presentation and Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P. (or the Partnership), which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries, the Dropdown Predecessor, as described below in Note 2, and certain variable interest entities (see Note 14). Significant intercompany balances and transactions have been eliminated upon consolidation. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating revenues and expenses

The lease element of time-charters and bareboat charters accounted for as operating leases are recognized by the Partnership daily over the term of the charter as the applicable vessel operates under the charter. The lease element of the Partnership’s time-charters that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized over the lease term using the effective interest rate method and is included in voyage revenues. The Partnership recognizes revenues from the non-lease element of time-charter contracts daily as services are performed. The Partnership does not recognize revenues during days that the vessel is off-hire.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents

The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Loan receivables

The Partnership’s loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Partnership analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Partnership will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, and any information provided by the debtor regarding their ability to repay the loan. When a loan is impaired, the Partnership measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in earnings.

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2011 $	December 31, 2010 $
Direct financing leases	Payment activity	Performing	409,541	415,695
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	786	410
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	830	—
Advances to joint venture partner (Note 8)	Other internal metrics	Performing	10,200	10,200

			421,357	426,305

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2011, 2010 and 2009 aggregated $73.2 million, $72.8 million and $69.0 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2011, 2010 and 2009 aggregated $3.1 million, $4.2 million and $10.8 million, respectively.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining estimated useful life of the vessel. Losses on vessels sold and leased back under capital leases are recognized immediately to the extent that the fair value of the vessel at the time of sale-leaseback is less than its book value.

Generally, the Partnership dry docks each of its vessels every five years. In addition, a shipping society classification intermediate survey is performed on the Partnership’s LNG and LPG carriers between the second and third year of the five-year dry-docking period. The Partnership capitalizes certain costs incurred during dry docking and for the survey and amortizes those costs on a straight-line basis from the completion of a dry docking or intermediate survey over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Year Ended December 31,
	2011 $	2010 $	2009 $

Balance at January 1,	24,393	20,477	15,257
Cost incurred for dry docking	19,638	12,727	9,729
Sale of vessel	—	(1,477)	—
Dry-dock amortization	(9,582)	(7,334)	(4,509)

Balance at December 31,	34,449	24,393	20,477

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values.

Investments in joint ventures

The Partnership’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s statement of income.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are presented as other assets and are deferred and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

The Partnership’s finite life intangible assets consist of acquired time-charter contracts and are amortized on a straight-line basis over the remaining term of the time-charters. Finite life intangible assets are assessed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership currently does not apply hedge accounting to its derivative instruments.

As we do not apply hedge accounting, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit are recorded in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income (see Note 12g).

Income taxes

The Partnership accounts for income taxes using the liability method. All but two of the Partnership’s Spanish-flagged vessels are subject to the Spanish Tonnage Tax Regime (or TTR). Under this regime, the applicable tax is based on the weight (measured as net tonnage) of the vessel and the number of days during the taxable period that the vessel is at the Partnership’s disposal, excluding time required for repairs. The income the Partnership receives with respect to the remaining two Spanish-flagged vessels is taxed in Spain at a rate of 30%. However, these two vessels are registered in the Canary Islands Special Ship Registry. Consequently, the Partnership is allowed a credit, equal to 90% of the tax payable on income from the commercial operation of these vessels, against the tax otherwise payable. This effectively results in an income tax rate of approximately 3% on income from the operation of these two Spanish-flagged vessels.

The Partnership recognizes the benefits of uncertain tax positions when it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements.

Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other (expense) income on the Partnership’s consolidated statements of income as the Partnership’s risk from the guarantees declines over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Dropdowns	12 Months Ended
Dec. 31, 2011
Dropdowns [Abstract]
Dropdowns
2.	Dropdowns

The Partnership has accounted for the acquisition of interests in vessels from Teekay Corporation as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Partnership and the acquired vessels were both under the common control of Teekay Corporation and had begun operations. As a result, the Partnership’s financial statements prior to the date the interests in these vessels were actually acquired by the Partnership are retroactively adjusted to include the results of these vessels during the periods they were under common control of Teekay Corporation and had begun operations.

On March 17, 2010, the Partnership acquired two 2009-built Suezmax tankers, the Bermuda Spirit and the Hamilton Spirit (or the Centrofin Suezmaxes), and a 2007-built Handymax product tanker, the Alexander Spirit, from Teekay Corporation and the related long-term, fixed-rate time-charter contracts. These transactions were deemed to be business acquisitions between entities under common control. As a result, the Partnership’s consolidated statements of income and cash flows for the years ended December 31, 2010 and 2009 reflect these three vessels and their results of operations, referred to herein as the Dropdown Predecessor, as if the Partnership had acquired them when each respective vessel began operations under the ownership of Teekay Corporation. These vessels began operations under the ownership of Teekay Corporation on May 27, 2009 (Bermuda Spirit), June 24, 2009 (Hamilton Spirit) and September 3, 2009 (Alexander Spirit). The effect of adjusting the Partnership’s financial statements to account for these common control exchanges up to March 17, 2010, increased the Partnership’s net income by $2.3 million and $5.3 million for the years ended December 31, 2010 and 2009, respectively.

The Partnership’s consolidated financial statements include the financial position, results of operations and cash flows of the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses and interest expense were not identifiable as relating solely to the vessels. General and administrative expenses (consisting primarily of salaries and other employee related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay Corporation’s total ship-operating (calendar) days for the period presented during which the vessels were owned by Teekay Corporation. In addition, the Dropdown Predecessor was capitalized in part with non-interest bearing loans or equity from Teekay Corporation and its subsidiaries. These intercompany loans and equity were generally used to finance the acquisition of the vessels. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay Corporation and its subsidiaries based upon the weighted-average outstanding balance of these intercompany loans and equity and the weighted-average interest rate outstanding on Teekay Corporation’s loan facilities that were used to finance these intercompany loans and equity. Management believes these allocations reasonably present the general and administrative expenses and interest expense of the Dropdown Predecessor (see Note 12a).

Adoption of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Adoption of New Accounting Pronouncements [Abstract]
Adoption of New Accounting Pronouncements
3.	Adoption of New Accounting Pronouncements

In January 2011, the Partnership adopted an amendment to Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 605, Revenue Recognition, that provides for a new methodology for establishing the fair value for a deliverable in a multiple-element arrangement. When vendor specific objective or third-party evidence for deliverables in a multiple-element arrangement cannot be determined, the Partnership will be required to develop a best estimate of the selling price of separate deliverables and to allocate the arrangement consideration using the relative selling price method. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements.

On September 30, 2011, the Partnership adopted an amendment to FASB ASC 350, Intangibles – Goodwill and Other, that provides entities with the option of performing a qualitative assessment before performing the first step of the current two-step goodwill impairment test. If entities determine, on the basis of qualitative factors, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, then performing the two-step impairment test is not required. However, if an entity concludes otherwise, the existing two-step goodwill impairment test is performed. ASU 2011-08 also provides entities with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the first step of the two-step impairment test. The adoption of this amendment did not have an impact on the Partnership’s consolidated financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
4.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities.

Advances to and from affiliates and joint venture – The fair value of the Partnership’s advances to and from affiliates and joint venture approximates their carrying amounts reported in the accompanying consolidated balance sheets due to the current nature of the balances.

Advances to and from joint venture partners – The fair value of the Partnership’s advances to and from its joint venture partner as at December 31, 2011 and 2010 is not determinable given the related party nature of the balance.

Interest rate swap agreements – The Partnership transacts all of its interest rate swap agreements through financial institutions that are investment-grade rated at the time of the transaction and requires no collateral from these institutions. The fair value of the Partnership’s interest rate swaps is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account the fixed interest rate in the interest rate swap, current interest rates and the current credit worthiness of either the Partnership or the swap counterparties depending on whether the swaps are in asset or liability position. The estimated amount is the present value of future cash flows.

Other derivative – The Partnership’s other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 12g). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The estimated fair value of the Partnership’s financial instruments and categorization using the fair value hierarchy for those financial instruments that are measured at fair value on a recurring basis is as follows:

		December 31, 2011		December 31, 2010
	Fair Value Hierarchy Level (1)	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Cash and cash equivalents and restricted cash		589,261	589,261	653,193	653,193
Advances to and from affiliates and joint venture		(5,478)	(5,478)	(127,218)	(127,218)
Long-term debt (note 10)		(1,315,231)	(1,191,117)	(1,399,115)	(1,292,026)
Advances to and from joint venture partners (note 8)		10,200	— (2)	10,141	— (2)
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	159,603	159,603	66,870	66,870
Interest rate swap agreements – liabilities	Level 2	(304,066)	(304,066)	(201,463)	(201,463)
Other derivative	Level 3	(600)	(600)	(10,000)	(10,000)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
(2)	The fair value of the Partnership’s advances to and from its joint venture partners as at December 31, 2011 and 2010 was not determinable given the amounts are non-current with no fixed repayment terms (see Note 8).

Changes in fair value during the years ended December 31, 2011 and 2010 for assets (liabilities) that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Year ended December 31,
	2011 $	2010 $

Fair value at January 1	(10,000)	(10,600)
Realized and unrealized gains (losses) included in earnings	9,307	(1,319)
Settlements	93	1,919

Fair value at December 31	(600)	(10,000)

No non-financial assets or non-financial liabilities were carried at fair value at December 31, 2011 or December 31, 2010.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
5.	Segment Reporting

The Partnership has two reportable segments, its liquefied gas segment and its conventional tanker segment. The Partnership’s liquefied gas segment consists of LNG and LPG carriers subject to long-term, fixed-rate charters to international energy companies and Teekay Corporation (see Note 12b). As at December 31, 2011, the Partnership’s liquefied gas segment consisted of 20 LNG carriers (including nine LNG carriers included in joint ventures that are accounted for under the equity method), three LPG carriers and two Multigas carriers. The Partnership’s conventional tanker segment consisted of ten Suezmax-class crude oil tankers and one Handymax product tanker operating on long-term, fixed-rate time-charter contracts to international energy and shipping companies. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for customers that accounted for more than 10% of the Partnership’s consolidated voyage revenues during any of the periods presented.

(U.S. dollars in millions)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Ras Laffan Liquefied Natural Gas Company Ltd. (1)	$68.8 or 18%	$68.7 or 18%	$68.7 or 20%
Repsol YPF, S.A. (1)	$53.9 or 14%	$51.9 or 14%	$51.5 or 15%
Compania Espanola de Petroleos (2)	$44.4 or 12%	$44.0 or 12%	$44.5 or 13%
The Tangguh Production Sharing Contractors (1)	$43.7 or 12%	$42.8 or 11%	Less than 10%
Teekay Corporation (1)	Less than 10%	$36.5 or 10%	$38.9 or 11%

(1)	Liquefied gas segment
(2)	Conventional tanker segment

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	269,408	110,567	379,975
Voyage (recoveries) expenses	(87)	1,474	1,387
Vessel operating expenses	47,773	41,273	89,046
Depreciation and amortization	62,889	29,030	91,919
General and administrative (1)	13,385	10,735	24,120

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Investment in and advances to joint ventures	191,448	—	191,448
Total assets at December 31, 2011	2,911,659	546,155	3,457,814
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

	Year Ended December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	264,816	109,192	374,008
Voyage expenses	29	2,013	2,042
Vessel operating expenses	46,496	38,081	84,577
Depreciation and amortization	60,954	28,393	89,347
General and administrative (1)	12,239	11,008	23,247
Gain on sale of vessel	(4,340)	—	(4,340)
Restructuring charge	—	175	175

Income from vessel operations	149,438	29,522	178,960

Equity income	8,043	—	8,043
Investment in and advances to joint ventures	172,898	—	172,898
Total assets at December 31, 2010	2,866,541	568,393	3,434,934
Expenditures for vessels and equipment	24,095	2,557	26,652
Expenditures for dry docking	2,014	10,713	12,727

	Year Ended December 31, 2009
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	252,854	90,194	343,048
Voyage expenses	1,018	1,016	2,034
Vessel operating expenses	50,919	31,455	82,374
Depreciation and amortization	59,088	23,598	82,686
General and administrative (1)	11,033	8,731	19,764
Restructuring charge	1,381	1,869	3,250

Income from vessel operations	129,415	23,525	152,940

Equity income	27,639	—	27,639
Investment in and advances to joint venture	93,320	—	93,320
Total assets at December 31, 2009	2,846,685	583,525	3,430,210
Expenditures for vessels and equipment	133,563	1,363	134,926
Expenditures for dry docking	8,409	1,320	9,729

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets presented in the consolidated balance sheet is as follows:

	December 31, 2011 $	December 31, 2010 $

Total assets of the liquefied gas segment	2,911,659	2,866,541
Total assets of the conventional tanker segment	546,155	568,393
Cash and cash equivalents	93,627	81,055
Accounts receivable and prepaid expenses	18,837	25,273
Advances to affiliates	11,922	6,133

Consolidated total assets	3,582,200	3,547,395

Leases and Restricted Cash	12 Months Ended
Dec. 31, 2011
Leases and Restricted Cash [Abstract]
Leases and Restricted Cash
6.	Leases and Restricted Cash

Capital Lease Obligations

	December 31, 2011 $	December 31, 2010 $

RasGas II LNG Carriers	471,397	470,752
Spanish-Flagged LNG Carrier	—	81,881
Suezmax Tankers	175,650	185,501

Total	647,047	738,134
Less current portion	47,203	267,382

Total	599,844	470,752

RasGas II LNG Carriers. As at December 31, 2011, the Partnership owned a 70% interest in Teekay Nakilat Corporation (or Teekay Nakilat), which is the lessee under 30-year capital lease arrangements relating to three LNG carriers (or the RasGas II LNG Carriers) that operate under time-charter contracts with Ras Laffan Liquefied Natural Gas Co. Limited (II), a joint venture between Qatar Petroleum and ExxonMobil RasGas Inc., a subsidiary of ExxonMobil Corporation. All amounts below and in the table above relating to the RasGas II LNG Carriers capital leases include the Partnership’s joint venture partner’s 30% share.

Under the terms of the RasGas II LNG Carriers capital lease arrangements, the lessor claims tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase or decrease the lease payments to maintain its agreed after-tax margin. The Partnership’s carrying amount of the tax indemnification guarantee as at December 31, 2011 was $16.1 million and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets.

The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2041. Although there is no maximum potential amount of future payments, Teekay Nakilat may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, Teekay Nakilat will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation (see Note 14d).

At their inception, the weighted-average interest rate implicit in these leases was 5.2%. These capital leases are variable-rate capital leases. As at December 31, 2011, the commitments under these capital leases approximated $1.0 billion, including imputed interest of $529.7 million, repayable as follows:

Year	Commitment
2012	$24,000
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
Thereafter	$881,128

As the payments in the next five years only cover a portion of the estimated interest expense, the lease obligation will continue to increase.

Starting in 2024, the lease payments will increase to cover both interest and principal to commence reduction of the principal portion of the lease obligations.

Spanish-Flagged LNG Carrier. The Partnership’s capital lease on one LNG carrier, the Madrid Spirit, expired and the Partnership purchased the vessel at the end of the lease term in December 2011. The purchase obligation was fully funded with restricted cash deposits.

Suezmax Tankers. As at December 31, 2011, the Partnership was a party to capital leases on five Suezmax tankers. Under the terms of the lease arrangements the Partnership is required to purchase these vessels after the end of their respective lease terms for a fixed price. During the year, the lessor extended four of the five leases and have delayed their option to sell these vessels to the Partnership until 2013. At the inception of these leases, the weighted-average interest rate implicit in these leases was 7.4%. These capital leases are variable-rate capital leases; however, any change in the lease payments resulting from changes in interest rates is offset by a corresponding change in the charter hire payments received by the Partnership. As at December 31, 2011, the remaining commitments under these capital leases, including the purchase obligations, approximated $201.1 million, including imputed interest of $25.5 million, repayable during 2012 through 2017.

Year	Commitment
2012	$58,893
2013	$76,443
2014	$31,728
2015	$3,593
2016	$3,551
Thereafter	$26,908

The Partnership’s capital leases do not contain financial or restrictive covenants other than those relating to operation and maintenance of the vessels.

Restricted Cash

Under the terms of the capital leases for the RasGas II LNG Carriers, the Partnership is required to have on deposit with financial institutions an amount of cash that, together with interest earned on the deposits, will equal the remaining amounts owing under the leases. These cash deposits are restricted to being used for capital lease payments and have been fully funded primarily with term loans (see Note 10).

As at December 31, 2011 and 2010, the amount of restricted cash on deposit for the three RasGas II LNG Carriers was $476.1 million and $477.2 million, respectively. As at December 31, 2011 and 2010, the weighted-average interest rates earned on the deposits were 0.3% and 0.4%, respectively. These rates do not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge its floating-rate restricted cash deposit relating to the RasGas II LNG Carriers (see Note 13).

The restricted cash relating to the Madrid Spirit LNG carrier was used to fund the purchase obligation relating to the capital lease in 2011. As at December 31, 2011 and 2010, the amount of restricted cash on deposit for the Madrid Spirit was nil and 61.7 million Euros ($82.6 million), respectively. For the years ended December 31, 2011 and 2010, the weighted-average interest rates earned on these deposits were 5.0%.

The Partnership maintains restricted cash deposits relating to certain term loans, which cash totaled $16.9 million and $12.3 million as at December 31, 2011 and 2010, respectively, of which a majority of these deposits are denominated in Euros.

The Partnership maintains restricted cash deposits relating to amounts received from the charterer to be used only for dry-docking expenditures and emergency repairs, which totaled $2.6 million as at December 31, 2011.

Operating Lease Obligations

Teekay Tangguh Joint Venture.

The Partnership owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving the Partnership a 69% interest in the Teekay Tangguh Joint Venture. As at December 31, 2011, the Teekay Tangguh Joint Venture was a party to operating leases whereby it is leasing its two LNG carriers (or the Tangguh LNG Carriers) to a third party company (or Head Leases). The Teekay Tangguh Joint Venture is then leasing back the LNG carriers from the same third party company (or Subleases). Under the terms of these leases, the third party company claims tax depreciation on the capital expenditures it incurred to lease the vessels. As is typical in these leasing arrangements, tax and change of law risks are assumed by the Teekay Tangguh Joint Venture. Lease payments under the Subleases are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lease payments are increased or decreased under the Sublease to maintain the agreed after-tax margin. The Teekay Tangguh Joint Venture’s carrying amount of this tax indemnification is $9.9 million and is included as part of other long-term liabilities in the accompanying consolidated balance sheets of the Partnership. The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033. Although there is no maximum potential amount of future payments, the Teekay Tangguh Joint Venture may terminate the lease arrangements on a voluntary basis at any time. If the lease arrangements terminate, the Teekay Tangguh Joint Venture will be required to pay termination sums to the third party company sufficient to repay the third party company’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation. The Head Leases and the Subleases have 20 year terms and are classified as operating leases. The Head Lease and the Sublease for the two Tangguh LNG Carriers commenced in November 2008 and March 2009, respectively.

As at December 31, 2011, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts (1)	Sublease Payments (1)(2)
2012	$28,859	$24,999
2013	$28,843	$24,999
2014	$28,828	$24,999
2015	$22,188	$24,999
2016	$21,242	$24,999
Thereafter	$260,306	$306,356

Total	$390,266	$431,351

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2011, the Partnership had received $120.1 million of aggregate Head Lease receipts and had paid $66.0 million of aggregate Sublease payments. Head Lease receipts are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2011, $35.3 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.

(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

The Tangguh LNG Carriers commenced their time-charters with The Tangguh Production Sharing Contractors in January and May 2009, respectively. Both time-charters are accounted for as direct financing leases with 20-year terms and the following table lists the components of the net investments in direct financing leases:

	December 31, 2011 $	December 31, 2010 $

Total minimum lease payments to be received	662,912	701,442
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	554	587
Less unearned revenue	(448,890)	(481,299)

Total	409,541	415,695
Less current portion	6,074	5,635

Total	403,467	410,060

As at December 31, 2011, estimated minimum lease payments to be received by the Partnership under the Tangguh LNG Carrier leases in each of the next five succeeding fiscal years were approximately $38.5 million per year for 2012 through 2016. Both leases are scheduled to end in 2029.

Operating Leases

As at December 31, 2011, the minimum scheduled future revenues in the next five years to be received by the Partnership for the lease and non-lease elements under charters that were accounted for as operating leases were approximately $350.9 million (2012), $349.9 million (2013), $349.9 million (2014), $346.7 million (2015) and $321.6 million (2016). Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2011, revenue from unexercised option periods of contracts that existed on December 31, 2011, or variable or contingent revenues. Therefore, the minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
7.	Intangible Assets and Goodwill

As at December 31, 2011 and 2010 intangible assets consisted of time-charter contracts with a weighted-average amortization period of 19.2 years. The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2011			December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	2,739	182,552	179,813	2,739	182,552
Accumulated amortization	(65,599)	(2,537)	(68,136)	(56,743)	(2,263)	(59,006)

Net carrying amount	114,214	202	114,416	123,070	476	123,546

Amortization expense of intangible assets is $9.1 million for each of the years ended December 31, 2011, 2010 and 2009. Amortization of intangible assets in each of the five years following 2011 is approximately $9.1 million per year.

The carrying amount of goodwill as at each of December 31, 2011 and 2010 for the Partnership’s liquefied gas segment was $35.6 million. In 2011 and 2010, the Partnership conducted a goodwill impairment review of its liquefied gas segment and concluded that no impairment had occurred.

Advances to Joint Venture Partners	12 Months Ended
Dec. 31, 2011
Advances to Joint Venture Partners [Abstract]
Advances to Joint Venture Partners
8.	Advances to Joint Venture Partner

Advances to the Partnership’s joint venture partner in the Teekay Tangguh Joint Venture of $10.2 million as at December 31, 2011 and 2010 are non-interest bearing without specific terms of repayment and unsecured. Subsequent to December 31, 2011, this joint venture partner’s parent company, PT Berlian Laju Tanker, suspended trading on the Jakarta Stock Exchange and filed for bankruptcy protection in order to restructure its debts. The Partnership believes the advances to the joint venture partner, BLT LNG Tangguh Corporation, are still collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Joint Venture that can be used to repay the advance.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
9.	Accrued Liabilities

	December 31, 2011 $	December 31, 2010 $

Voyage and vessel expenses	10,891	4,579
Audit, legal and other general expenses	8,435	6,595
Interest including interest rate swaps	19,606	19,912
Payroll and benefits (1)	6,877	6,534
Income taxes payable and other	931	1,053

Total	46,740	38,673

(1)

As at December 31, 2011 and 2010, $3.6 million and $3.0 million, respectively, of accrued liabilities related to crewing and manning costs payable to the subsidiaries of Teekay Corporation (see Note 12c).

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
10.	Long-Term Debt

	December 31, 2011 $	December 31, 2010 $

U.S. Dollar-denominated Revolving Credit Facilities due through 2018	49,274	188,000
U.S. Dollar-denominated Term Loan due through 2018	120,796	—
U.S. Dollar-denominated Term Loan due through 2019	346,768	371,685
U.S. Dollar-denominated Term Loan due through 2021	321,337	332,248
U.S. Dollar-denominated Term Loan due through 2021	114,868	120,599
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Euro-denominated Term Loans due through 2023	348,906	373,301

Total	1,315,231	1,399,115
Less current portion	84,722	76,408

Total	1,230,509	1,322,707

As at December 31, 2011, the Partnership had three long-term revolving credit facilities available, which, as at such date, provided for borrowings of up to $494.4 million, of which $445.1 million was undrawn. Interest payments are based on LIBOR plus margins. The amount available under the revolving credit facilities reduces by $32.9 million (2012), $33.7 million (2013), $34.5 million (2014), $84.1 million (2015), $27.3 million (2016) and $281.9 million (thereafter). All the revolving credit facilities may be used by the Partnership to fund general partnership purposes and to fund cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

At December 31, 2011, the Partnership had a U.S Dollar-denominated term loan outstanding in the amount of $120.8 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly payments and a bullet repayment of approximately $50.7 million due at maturity in 2018. This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates to, together with certain other related security and is guaranteed by the Partnership.

The Partnership has a U.S. Dollar-denominated term loan outstanding, which, as at December 31, 2011, totaled $346.8 million, of which $178.6 million bears interest at a fixed-rate of 5.39% and requires quarterly payments. The remaining $168.2 million bears interest based on LIBOR plus 0.68% and will require bullet repayments of approximately $56.0 million per vessel due at maturity in 2018 and 2019. The term loan is collateralized by first-priority mortgages on three vessels to which the loan relates, together with certain other related security and certain guarantees from the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at December 31, 2011, totaled $321.3 million. Interest payments on the loan are based on LIBOR plus margins ranging between 0.30% and 0.63%. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche (total value of up to $324.5 million) reduces in quarterly payments while the other tranche (total value of up to $190.0 million) correspondingly is drawn up with a final $95.0 million bullet payment per vessel due in 12 years and three months from each vessel delivery date. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

At December 31, 2011, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $114.9 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20 million bullet payment per vessel due at maturity in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.

The Partnership has a U.S. Dollar-denominated demand loan outstanding owing to Teekay Nakilat’s joint venture partner, which, as at December 31, 2011, totaled $13.3 million. Interest payments on this loan, which are based on a fixed interest rate of 4.84%, commenced in February 2008. The loan is repayable on demand no earlier than February 27, 2027.

The Partnership has two Euro-denominated term loans outstanding, which as at December 31, 2011 totaled 269.2 million Euros ($348.9 million). Interest payments are based on EURIBOR plus a margin, which margins ranged from 0.60% to 2.25% as of December 31, 2011. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and guarantees from one of the Partnership’s subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at December 31, 2011 and 2010 was 2.3% and 1.7%, respectively. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 13). At December 31, 2011, the margins on the Partnership’s outstanding long-term debt ranged from 0.3% to 2.75%.

All Euro-denominated term loans are revalued at the end of each period using the then-prevailing Euro/U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s Euro-denominated term loans, capital leases and restricted cash, the Partnership recognized a foreign exchange gain (loss) of $10.3 million, $27.5 million and ($10.8) million, of which these amounts are primarily unrealized, for the years ended December 31, 2011, 2010 and 2009, respectively.

The aggregate annual long-term debt principal repayments required for periods subsequent to December 31, 2011 are $84.7 million (2012), $86.2 million (2013), $87.8 million (2014), $138.8 million (2015) $91.4 million (2016) and $826.3 million (thereafter).

Certain loan agreements require a) that minimum levels of tangible net worth and aggregate liquidity be maintained, b) the Partnership to maintain certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, c) the Partnership to provide for a maximum level of leverage, and d) one of the Partnership’s subsidiaries to maintain restricted cash deposits. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at December 31, 2011, the Partnership and its affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and capital leases.

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax
11.	Income Tax

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Current	2,297	1,340	500
Deferred	(1,516)	330	194

Income tax expense	781	1,670	694

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Net income before income tax expenses	98,137	94,614	82,631
Net (income) loss not subject to taxes	(205,363)	(138,951)	7,563

Net (loss) income subject to taxes	(107,226)	(44,337)	90,194

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(30,548)	(14,115)	25,089
Adjustments to valuation allowance and uncertain tax position	25,361	19,980	(25,704)
Permanent and currency differences	(2,540)	(4,195)	1,309
Change in tax rate	8,508	—	—

Tax expense charge related to the current year	781	1,670	694

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Derivative instruments	59,724	32,996
Taxation loss carryforwards	35,554	38,914
Vessels and equipment	2,178	2,182
Capitalized interest	(3,123)	(3,604)

	94,333	70,488
Valuation allowance	(89,236)	(66,841)

Net deferred tax assets	5,097	3,647

The Partnership had tax losses in the United Kingdom (or UK) of $26.8 million as at December 31, 2011 that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses in Spain of 63.6 million Euros (approximately $82.4 million) as at December 31, 2011 that are available to be carried forward for 15 years for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 71.2 million Euros (approximately $92.3 million) as at December 31, 2011 that are available indefinitely for offset against taxable future income in Luxembourg. Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

As of December 31, 2007, the Partnership had unrecognized tax benefits of 3.4 million Euros (approximately $5.4 million) relating to a re-investment tax credit related to a 2005 annual tax filing. During the third quarter of 2008, the Partnership received the refund on the re-investment tax credit and met the more-likely-than-not recognition threshold. As a result, the Partnership reflected this refund as a credit to equity as the original vessel sale transaction was a related party transaction reflected in equity. The relevant tax authorities have challenged the eligibility of the re-investment tax credit. As a result, the Partnership believed the more-likely-than-not threshold was no longer met and recognized a liability of 3.4 million Euros (approximately $4.7 million) and reversed the benefit of the refund against equity as of December 31, 2009. As at December 31, 2011, a liability of 4.2 million Euros (approximately $5.5 million) relating to the re-investment tax credit is included in other long-term liabilities. Subsequent to December 31, 2011, the relevant tax authorities accepted the Partnership’s claim on its re-investment tax credit.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. During the years ended December 31, 2011, 2010 and 2009, the Partnership incurred $0.3 million, $1.0 million and $0.5 million, respectively, of accrued interest and penalties relating to income taxes. The tax years 2005 through 2011 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

a) On March 17, 2010, the Partnership acquired from Teekay Corporation the two 2009-built Centrofin Suezmaxes and the Alexander Spirit and the associated long-term fixed-rate time-charter contracts for a total cost of $160 million. As described in Note 2, the acquisition was accounted for as a reorganization of entities under common control and accounted for on a basis similar to the pooling of interest basis. The Partnership financed the acquisition by assuming $126 million of debt, drawing $24 million on its existing revolving credit facilities and using $10 million of cash. In addition, the Partnership acquired approximately $15 million of working capital in exchange for a short-term vendor loan from Teekay Corporation. The excess of the purchase price over the historical carrying value of the assets acquired was $3.6 million and is reflected as a distribution of capital to Teekay Corporation.

During the years ended December 31, 2010 and 2009, $0.7 million and $1.6 million, respectively, of general and administrative expenses attributable to the operations of the Centrofin Suezmaxes and Alexander Spirit were incurred by Teekay Corporation and have been allocated to the Partnership as part of the results of the Dropdown Predecessor.

During the years ended December 31, 2010 and 2009, $0.3 million and $0.4 million, respectively, of interest expense attributable to the operations of the Alexander Spirit was incurred by Teekay Corporation and has been allocated to the Partnership as part of the results of the Dropdown Predecessor.

b) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit (or the Kenai LNG Carriers), are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, crew training, advisory, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions, excluding expenses allocated to the Partnership as part of the result of the Dropdown Predecessor, were as follows for the periods indicated:

	Year Ended
	December 31, 2011 $	December 31, 2010 $	December 31, 2009 $
Revenues (1)	35,068	36,512	38,860
Vessel operating expenses (2)	33,135	30,556	27,428
General and administrative (3) (4) (5)	15,468	14,919	11,403

(1)	Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years, (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(2)	Teekay Corporation’s crew salaries and training.
(3)	Teekay Corporation’s administrative, advisory, technical and strategic management fees.
(4)	Includes $1.0 million, $0.8 million and $0.8 million of reimbursed costs incurred by Teekay GP L.L.C. during the years ended December 31, 2011, 2010 and 2009, respectively.
(5)	Amounts are net of $1.0 million, $1.0 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.

c) As at December 31, 2011 and 2010, crewing and manning costs of $4.1 million and $3.6 million, respectively, were payable to affiliates and were included as part of accounts payable and accrued liabilities in the Partnership’s consolidated balance sheets. In addition, as at December 31, 2011 and 2010, non-interest bearing advances to affiliates totaled $11.9 million and $6.1 million, respectively, and non-interest bearing advances from affiliates totaled $17.4 million and $133.4 million, respectively. These advances are unsecured and have no fixed repayment terms, however, they are expected to be settled within the next fiscal year.

d) The Partnership was a party to an agreement with Teekay Corporation pursuant to which Teekay Corporation provided the Partnership with off-hire insurance for certain of its LNG carriers. The Partnership did not renew this off-hire insurance with Teekay Corporation, which expired during the second quarter of 2009 and incurred $0.5 million of these costs in 2009. The Partnership currently obtains third-party off-hire insurance for certain of its LNG carriers and self-insures the remaining vessels in its fleet.

e) In connection with the Partnership’s initial public offering in May 2005, the Partnership entered into an omnibus agreement with Teekay Corporation, the General Partner and other related parties governing, among other things, when the Partnership and Teekay Corporation may compete with each other and certain rights of first offer on LNG carriers and Suezmax tankers. In December 2006, the omnibus agreement was amended in connection with the initial public offering of Teekay Offshore Partners L.P. (or Teekay Offshore). As amended, the agreement governs, among other things, when the Partnership, Teekay Corporation and Teekay Offshore may compete with each other and certain rights of first offer on LNG carriers, oil tankers, shuttle tankers, floating storage and offtake units and floating production, storage and offloading units.

f) On August 10, 2009, the Partnership acquired 99% of Teekay Corporation’s 70% ownership interest in the Teekay Tangguh Joint Venture (giving the Partnership a 69% interest in the joint venture) for a purchase price of $69.1 million (net of assumed debt). This transaction was concluded between two entities under common control and, thus, the assets acquired were recorded at historical book value. The excess of the purchase price over the book value of the assets of $31.8 million was accounted for as an equity distribution to Teekay Corporation. The remaining 30% interest in the Teekay Tangguh Joint Venture is held by BLT LNG Tangguh Corporation.

g) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The remaining term of the time-charter contract was 15 years as of December 31, 2011, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate.

During the years ended December 31, 2011, 2010 and 2009, the Partnership realized losses of $0.1 million, $1.9 million and $0.9 million, respectively, for amounts paid to Teekay Corporation as a result of this agreement (see Note 13). The amounts payable or receivable from Teekay Corporation are settled at the end of each year.

h) In July 2008, subsidiaries of Teekay Corporation (or the Skaugen Multigas Subsidiaries) signed contracts to purchase from I.M. Skaugen ASA (or Skaugen) two multigas carriers (or the Skaugen Multigas Carriers), which are two technically advanced 12,000-cubic meter newbuilding ships capable of carrying LNG, LPG or ethylene. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels.

On June 15, 2011 and October 17, 2011, the two Skaugen Multigas Carriers, the Norgas Unikum and the Norgas Vision, were delivered and commenced service under a 15-year, fixed-rate charters to Skaugen. On delivery, the Partnership concurrently acquired Teekay Corporation’s 100% ownership interests in the Skaugen Multigas Subsidiaries for a purchase price of $114.5 million. These transactions were concluded between entities under common control and, thus, the assets acquired were recorded at historical book value. The excess of the combined purchase price over the combined book value of the assets of $8.2 million was accounted for as an equity distribution to Teekay Corporation.

i) In June and November 2009, in conjunction with the acquisition of two LPG carriers from Skaugen (or the Skaugen LPG Carriers), Teekay Corporation novated interest rate swaps, each with a notional amount of $30.0 million, to the Partnership for no consideration. During 2010, the Partnership agreed to acquire an interest rate swap, with a notional amount of $30.0 million, relating to the third Skaugen LPG Carrier from Teekay Corporation for no consideration and the Partnership accounted for this swap during 2010. The actual acquisition of this interest rate swap was concurrent with the delivery of the third Skaugen LPG Carrier on September 15, 2011. These transactions were concluded between related parties and thus the interest rate swaps were recorded at their carrying values which were equal to their fair values. The excess of the liabilities assumed over the consideration paid amounting to $1.5 million and $4.8 million were charged to equity during the years ended December 31, 2010 and 2009, respectively.

j) In November 2009, the Partnership sold 1% of its interest in the Kenai LNG Carriers to Teekay GP L.L.C. (or the General Partner) for approximately $2.3 million.

k) During September and October 2011, the Partnership sold 1% of its ownership interest in its Skaugen Multigas Subsidiaries and the Skaugen LPG Carriers to the General Partner for approximately $1.8 million.

l) In December 2007, a consortium in which Teekay Corporation had a 33% ownership interest agreed to charter four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers) for a period of 20 years to Angola LNG Supply Services LLC. The consortium entered into agreements to construct the four LNG carriers at a total cost of approximately $906.0 million (of which Teekay Corporation’s 33% portion was $299.0 million), excluding capitalized interest. The vessels were chartered at fixed rates, with inflation adjustments, commencing upon delivery of the vessels. In March 2011, the Partnership agreed to acquire Teekay Corporation’s 33% ownership interest in these vessels and related charter contracts upon delivery of each vessel.

During August, September and October 2011, three of the Angola LNG Carriers delivered and commenced their 20-year, fixed-rate charter to Angola LNG Supply Services. Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in these three vessels and related charter contracts for a total equity purchase price of $57.3 million (net of assumed debt of $193.8 million). This transaction was concluded between entities under common control and, thus, the assets acquired were recorded at historical book value. The excess of the purchase price over the book value of the assets of $46.2 million was accounted for as an equity distribution to Teekay Corporation. The Partnership’s investments in the Angola LNG Carriers are accounted for using the equity method. The remaining Angola LNG Carrier delivered in January 2012 for an aggregate equity purchase price of approximately $19 million (net of assumed debt of $65 million), subject to adjustment based on actual costs incurred at the time of delivery.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at December 31, 2011, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	423,748	(119,895)	25.1	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	209,812	(60,441)	7.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(18,183)	6.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,755)	5.0	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	218,750	(57,996)	17.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,199	159,603	25.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	348,905	(25,796)	12.5	3.1

			(144,463)

(1)	Excludes the margins the Partnership pays on its drawn floating-rate debt, which, at December 31, 2011, ranged from 0.3% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($90.9 million) by the maturity dates of the swap agreements.

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative at December 31, 2011 was a liability of $0.6 million (December 31, 2010 – a liability of $10.0 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

As at December 31, 2010
Interest rate swap agreements	4,587	16,758	45,525	(11,498)	(50,603)	(139,362)
Toledo Spirit time-charter derivative	—	—	—	—	—	(10,000)

	4,587	16,758	45,525	(11,498)	(50,603)	(149,362)

The following table presents the gains (losses) for those derivative instruments not designated or qualifying as hedging instruments. All gains (losses) are presented as realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income.

	Year Ended December 31,
	2011			2010			2009
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)	(36,222)	(11,143)	(47,365)
Toledo Spirit time-charter derivative	(93)	9,400	9,307	(1,919)	600	(1,319)	(940)	7,355	6,415

	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)	(37,162)	(3,788)	(40,950)

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

a) The Partnership consolidates certain variable interest entities (or VIEs) within its consolidated financial statements. In general, a VIE is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In July 2008, the Skaugen Multigas Subsidiaries signed contracts for the purchase of the Skaugen Multigas Carriers from Skaugen. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels. Each vessel is scheduled to commence service under 15-year, fixed-rate charters to Skaugen upon delivery. Subsequent to July 2008 and prior to the delivery of the vessels in June and October 2011, the Partnership consolidated the Skaugen Multigas Subsidiaries as they were VIEs and the Partnership was the primary beneficiary during this period. The Partnership acquired 100% of the shares of the two Skaugen Multigas Subsidiaries on June 15, 2011 and October 17, 2011, respectively.

The following table summarizes the balance sheet of the Skaugen Multigas Subsidiaries as at December 31, 2010:

December 31, 2010 $
ASSETS
Vessels and equipment
Advances on newbuilding contracts	79,535
Other assets	651

Total assets	80,186

LIABILITIES AND DEFICIT
Accrued liabilities and other	587
Advances from affiliates	79,612

Total liabilities	80,199
Total deficit	(13)

Total liabilities and total deficit	80,186

b) In December 2007, a consortium in which Teekay Corporation had a 33% ownership interest agreed to charter the four newbuilding Angola LNG Carriers for a period of 20 years to Angola LNG Supply Services. The consortium entered into agreements to construct the four LNG carriers at a total cost of approximately $906.0 million (of which Teekay Corporation’s 33% portion was $299.0 million), excluding capitalized interest. As at December 31, 2011, payments made towards these commitments by the joint venture companies totaled $770.1 million (of which Teekay Corporation’s 33% contribution was $254.1 million), excluding capitalized interest and other miscellaneous construction costs. As at December 31, 2011, the remaining payments required to be made in early 2012 under these contracts was $135.9 million, of which Teekay Corporation’s share was 33% of this amount. The vessels are chartered at fixed rates, with inflation adjustments, upon deliveries of the vessels.

In March 2011, the Partnership agreed to acquire Teekay Corporation’s 33% ownership interest in these vessels and related charter contracts for a total equity purchase price of approximately $76 million (net of assumed debt of approximately $258 million) subject to adjustment based on actual costs incurred at the time of delivery. During August, September and October 2011, three of the Angola LNG Carriers delivered and commenced their 20-year, fixed-rate charters to Angola LNG Supply Services, at which time the Partnership took ownership of the investment (see note 12l). The remaining Angola LNG Carrier delivered in January 2012 for a cost of approximately $19 million (net of assumed debt of approximately $65 million) subject to adjustment based on actual costs incurred at the time of delivery. It was determined that these vessel companies were VIEs; however, the Partnership was not the primary beneficiary.

c) In October 2011, the Partnership entered into an agreement with Marubeni Corporation to acquire, through a joint venture, ownership interests in six LNG carriers from A.P. Moller-Maersk A/S for an aggregate purchase price of approximately $1.3 billion. The Partnership owns 52% of the joint venture which has a 100% ownership interest in the six LNG carriers. The transaction was completed on February 28, 2012 (see Note 21).

d) As described in Note 6, Teekay Nakilat is the lessee under 30-year capital lease arrangements with a third party for the RasGas II LNG carriers (or RasGas II Leases). The UK taxing authority, (or HMRC), has been urging our lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that Teekay Nakilat enter into negotiations to terminate the RasGas II Leases. Teekay Nakilat has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision, regarding a similar financial lease of an LNG carrier, that ruled in favor of the taxpayer. However, it is possible that the HMRC may appeal that decision. If the HMRC were able to successfully challenge the RasGas II Leases, Teekay Nakilat could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Partnership estimates its 70% share of the potential exposure to range from $54 million to 77 million.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
15.	Supplemental Cash Flow Information

a) The changes in operating assets and liabilities for years ended December 31, 2011, 2010 and 2009 are as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $

Accounts receivable	5,698	(8,442)	3,888
Prepaid expenses and other operating assets	619	4,018	5,677
Accounts payable	(1,054)	(326)	(6,203)
Accrued liabilities	8,374	(6,222)	9,504
Unearned revenue and other operating liabilities	(1,876)	2,767	10,301
Restricted cash	(2,644)	—	—
Advances to and from affiliates and joint venture partners	(42,551)	11,234	3,821

Total	(33,434)	3,029	26,988

b) Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) on long-term debt, advances from affiliates and capital lease obligations, net of amounts capitalized, during the years ended December 31, 2011, 2010 and 2009 totaled $154.3 million (including a termination fee of $22.6 million), $135.5 million and $105.0 million, respectively.

c) The Partnership’s consolidated statements of cash flows for the years ended December 31, 2010 and 2009 reflect the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation.

d) During the years ended December 31, 2011, 2010 and 2009 cash paid for corporate income taxes was $1.5 million, $0.2 million and $0.2 million, respectively.

e) During the year ended December 31, 2009, the Tangguh LNG Carriers commenced their external time-charter contracts under direct financing leases. The initial recognition of the net investments in direct financing leases for both vessels of $425.9 million were treated as non-cash transactions in the Partnership’s consolidated statements of cash flows.

f) In June and November 2009, Teekay Corporation novated interest rate swaps, each with a notional amount of $30.0 million, to the Partnership for no consideration. During 2010, the Partnership agreed to acquire an interest rate swap from Teekay Corporation for no consideration and this interest swap was acquired by the Partnership in 2011. These transactions were concluded between related parties and thus the interest rate swaps were recorded at their carrying value. The excess of the liabilities assumed over the consideration received, amounting to $1.5 million and $4.8 million for the years ended December 31, 2010 and 2009, respectively, were charged to equity and treated as non-cash transactions in the Partnership’s consolidated statements of cash flows.

g) In November 2010, the $37.3 million portion of the purchase price relating to the Partnership’s 50% acquisition of the Excalibur and Excelsior Joint Ventures through the issuance of 1.1 million common units was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows.

Total Capital and Net Income Per Unit	12 Months Ended
Dec. 31, 2011
Total Capital and Net Income Per Unit [Abstract]
Total Capital and Net Income Per Unit
16.	Total Capital and Net Income Per Unit

The following table summarizes the issuances of common units over the three years ending December 31, 2011:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (1)	Net Proceeds	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
March 2009	4,000,000	$17.60	71,800	68,691	53.10%	Prepayment of revolving credit facilities
November 2009	3,950,600	$24.40	98,400	93,737	49.20%	Prepayment of revolving credit facilities
July 2010	1,713,502	$29.18	51,000	50,921	47.70%	Prepayment of revolving credit facilities and general corporate purposes
November 2010	1,052,749	$35.44	38,070	38,070	46.83%	Acquisition of Excelsior Joint Venture
April 2011	4,251,800	$38.88	168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40	187,449	179,523	40.09%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

During 2011, the board of directors of the General Partner authorized the award by the Partnership of 1,267 common units to each of the four non-employee directors with a value of approximately $50,000 for each award. The Chairman was awarded 2,217 common units with a value of approximately $87,500. These common units were purchased by the Partnership in the open market in May 2011 and were fully vested upon grant. During 2010 and 2009, the Partnership awarded 1,007 and 1,644 common units, respectively, as compensation to each of the four non-employee directors. The awards were fully vested in May 2010 and September 2009, respectively. The compensation to the non-employee directors is included in general and administrative expenses on the consolidated statements of income.

Limited Total Rights

Significant rights of the Partnership’s limited partners include the following:

•	Right to receive distribution of available cash within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the General Partner shall conduct, direct and manage Partnership’s activities.

•

The General Partner may be removed if such removal is approved by unitholders holding at least 66-2/3% of the outstanding units voting as a single class, including units held by our General Partner and its affiliates.

Subordinated Units

All of the Partnership’s subordinated units, which were issued in connection with the Partnership’s initial public offering in 2005, were held by a subsidiary of Teekay Corporation. Under the partnership agreement, during the subordination period applicable to the Partnership’s subordinated units, the common units had the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.4125 per quarter, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages do not accrue on the subordinated units. The purpose of the subordinated units was to increase the likelihood that during the subordination period there would be available cash to be distributed on the common units.

On May 19, 2009, 3.7 million subordinated units were converted into an equal number of common units as provided for under the terms of the partnership agreement and began participating pro rata with the other common units in distributions of available cash commencing with the August 2009 distribution. The price of the Partnership’s units at the time of conversion was $17.66.

The subordination period ended on April 1, 2010 and the remaining 7.4 million subordinated units converted into an equal number of common units. The price of the Partnership’s units at time of conversion was $29.95.

Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.65	75%	25%
Above $0.65	50%	50%

During 2011, cash distributions exceeded $0.4625 per unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per unit calculation.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Net Income Per Unit

Net income per unit is determined by dividing net income, after deducting the amount of net income attributable to the Dropdown Predecessor, the non-controlling interest and the General Partner’s interest, by the weighted-average number of units outstanding during the period.

The General Partner’s, common unitholders’ and subordinated unitholder’s interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Pursuant to the Partnership agreement, allocations to partners are made on a quarterly basis.

Other Information	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Other Information
17.	Other Information

a) On November 5, 2010, the Partnership sold one of its LPG carriers, the Dania Spirit, for proceeds of $21.5 million, resulting in a gain of $4.3 million.

b) The Partnership had an agreement to acquire the three Skaugen LPG Carriers from Skaugen upon delivery for approximately $33 million. The first two vessels delivered in 2009 and the remaining vessel in 2011. Upon deliveries, the vessels were chartered to Skaugen at fixed rates for a period of 15 years.

c) On November 4, 2010, the Partnership acquired a 50% interest in the Excalibur and Excelsior Joint Ventures from Exmar NV for a total equity purchase price of approximately $72.5 million (net of assumed debt). The Partnership financed $37.3 million of the purchase price by issuing to Exmar NV approximately 1.1 million new common units with the balance financed by drawing on one of the Partnership’s revolving credit facilities. As part of the transaction the Partnership agreed to guarantee its 50% share of the $206 million of debt secured by the Excalibur and Excelsior Joint Ventures. The excess of the Partnership’s investment in the Excalibur and Excelsior Joint Ventures over its underlying equity in the net assets, which amounts to approximately $51 million, has substantially been accounted for as an increase to the carrying value of the vessels of the Excalibur and Excelsior Joint Ventures, in accordance with the finalized purchase price adjustments.

Restructuring Charge	12 Months Ended
Dec. 31, 2011
Restructuring Charge [Abstract]
Restructuring Charge
18.	Restructuring Charge

During 2009, the Partnership restructured certain ship management functions from the Partnership’s office in Spain to a subsidiary of Teekay Corporation and changed the nationality of certain seafarer positions. During the years ended December 31, 2010 and 2009, the Partnership incurred expenses of $0.2 million and $3.3 million, respectively, in connection with these restructuring plans. The carrying amount of the liability as at December 31, 2011 and 2010 was nil.

Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Equity Method Investments
19.	Equity Method Investments

The Partnership has a 40% interest in the Teekay Nakilat (III) Corporation (or RasGas 3 Joint Venture) and a 50% interest in the Excalibur and Excelsior Joint Ventures (see Note 17c). During August, September and October 2011, three of the Angola LNG Carriers delivered and commenced their 20-year, fixed-rate charters to Angola LNG Supply Services (or the Angola Joint Venture). Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in these three vessels and related charter contracts (see Note 12l).

These joint ventures are accounted for using the equity method. The RasGas 3 Joint Venture, the Excelsior Joint Venture and the Angola Joint Venture are considered VIEs; however, the Partnership is not the primary beneficiary and consolidation is not required. The Partnership’s maximum exposure to loss as a result of its investment in the RasGas 3 Joint Venture, the Excelsior Joint Venture and three of the Angola LNG Carriers is the amount it has invested in these joint ventures, which were $97.4 million, $56.1 million and $12.8 million respectively, as at December 31, 2011. In addition the Partnership also guarantees its portion of the Excelsior Joint Venture’s debt of $45.4 million and the Angola Joint Venture’s debt and swaps of $218.0 million.

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Excalibur and Excelsior Joint Ventures.

	Years ended December 31,
	2011 (1) $	2010 (2) $	2009 $
Current assets	128,608	97,605
Non-current assets	2,121,408	1,424,450
Current liabilities	140,899	88,990
Non-current liabilities	1,798,946	1,162,556

Voyage revenues	167,094	106,371	99,593
Income from vessel operations	124,553	83,992	80,951
Realized and unrealized (loss) gain on derivative instruments	(41,622)	(35,173)	10,692
Net Income	51,492	20,092	59,918

(1)	The results included for the Angola Joint Venture were from the time the vessels delivered from August, September and October 2011 to December 31, 2011.
(2)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010 to December 31, 2010.

Accounting Pronouncements Not Yet Adopted	12 Months Ended
Dec. 31, 2011
Accounting Pronouncements Not Yet Adopted [Abstract]
Accounting Pronouncements Not Yet Adopted
20.	Accounting Pronouncements Not Yet Adopted

In May 2011, the FASB issued amendments to FASB ASC 820, Fair Value Measurement, which clarify or change the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. These amendments are effective for the Partnership on January 1, 2012. The Partnership is currently assessing the potential impact, if any, of these amendments on its consolidated financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events

On February 28, 2012, a joint venture (or Teekay LNG-Marubeni Joint Venture) between the Partnership and Marubeni Corporation acquired a 100% interest in six LNG carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from secured loan facilities and $266 million from equity contributions from the Partnership and Marubeni Corporation. The Partnership has a 52% economic interest in the Teekay LNG-Marubeni Joint Venture and consequently its share of the equity contribution was approximately $138 million. The Partnership financed this equity contribution by borrowing under its existing credit facilities.

Basis of presentation (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and Significant Accounting Policies [Abstract]
Foreign currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Operating revenues and expenses

Operating revenues and expenses

The lease element of time-charters and bareboat charters accounted for as operating leases are recognized by the Partnership daily over the term of the charter as the applicable vessel operates under the charter. The lease element of the Partnership’s time-charters that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized over the lease term using the effective interest rate method and is included in voyage revenues. The Partnership recognizes revenues from the non-lease element of time-charter contracts daily as services are performed. The Partnership does not recognize revenues during days that the vessel is off-hire.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Loan receivables

Loan receivables

The Partnership’s loan receivables are recorded at cost. The premium paid over the outstanding principal amount, if any, is amortized to interest income over the term of the loan using the effective interest rate method. The Partnership analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Partnership will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor, and any information provided by the debtor regarding their ability to repay the loan. When a loan is impaired, the Partnership measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in earnings.

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2011 $	December 31, 2010 $
Direct financing leases	Payment activity	Performing	409,541	415,695
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	786	410
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	830	—
Advances to joint venture partner (Note 8)	Other internal metrics	Performing	10,200	10,200

			421,357	426,305

Vessels and equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2011, 2010 and 2009 aggregated $73.2 million, $72.8 million and $69.0 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2011, 2010 and 2009 aggregated $3.1 million, $4.2 million and $10.8 million, respectively.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining estimated useful life of the vessel. Losses on vessels sold and leased back under capital leases are recognized immediately to the extent that the fair value of the vessel at the time of sale-leaseback is less than its book value.

Generally, the Partnership dry docks each of its vessels every five years. In addition, a shipping society classification intermediate survey is performed on the Partnership’s LNG and LPG carriers between the second and third year of the five-year dry-docking period. The Partnership capitalizes certain costs incurred during dry docking and for the survey and amortizes those costs on a straight-line basis from the completion of a dry docking or intermediate survey over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Year Ended December 31,
	2011 $	2010 $	2009 $

Balance at January 1,	24,393	20,477	15,257
Cost incurred for dry docking	19,638	12,727	9,729
Sale of vessel	—	(1,477)	—
Dry-dock amortization	(9,582)	(7,334)	(4,509)

Balance at December 31,	34,449	24,393	20,477

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values.

Investment in joint ventures

Investments in joint ventures

The Partnership’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investment in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s statement of income.

Debt issuance costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are presented as other assets and are deferred and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

The Partnership’s finite life intangible assets consist of acquired time-charter contracts and are amortized on a straight-line basis over the remaining term of the time-charters. Finite life intangible assets are assessed for impairment when events or circumstances indicate that the carrying value may not be recoverable.

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership currently does not apply hedge accounting to its derivative instruments.

As we do not apply hedge accounting, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps and the Partnership’s agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit are recorded in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income (see Note 12g).

Income taxes

Income taxes

The Partnership accounts for income taxes using the liability method. All but two of the Partnership’s Spanish-flagged vessels are subject to the Spanish Tonnage Tax Regime (or TTR). Under this regime, the applicable tax is based on the weight (measured as net tonnage) of the vessel and the number of days during the taxable period that the vessel is at the Partnership’s disposal, excluding time required for repairs. The income the Partnership receives with respect to the remaining two Spanish-flagged vessels is taxed in Spain at a rate of 30%. However, these two vessels are registered in the Canary Islands Special Ship Registry. Consequently, the Partnership is allowed a credit, equal to 90% of the tax payable on income from the commercial operation of these vessels, against the tax otherwise payable. This effectively results in an income tax rate of approximately 3% on income from the operation of these two Spanish-flagged vessels.

The Partnership recognizes the benefits of uncertain tax positions when it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements.

Guarantees

Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other (expense) income on the Partnership’s consolidated statements of income as the Partnership’s risk from the guarantees declines over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.

Fair Value Measurement

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities.

Advances to and from affiliates and joint venture – The fair value of the Partnership’s advances to and from affiliates and joint venture approximates their carrying amounts reported in the accompanying consolidated balance sheets due to the current nature of the balances.

Advances to and from joint venture partners – The fair value of the Partnership’s advances to and from its joint venture partner as at December 31, 2011 and 2010 is not determinable given the related party nature of the balance.

Interest rate swap agreements – The Partnership transacts all of its interest rate swap agreements through financial institutions that are investment-grade rated at the time of the transaction and requires no collateral from these institutions. The fair value of the Partnership’s interest rate swaps is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account the fixed interest rate in the interest rate swap, current interest rates and the current credit worthiness of either the Partnership or the swap counterparties depending on whether the swaps are in asset or liability position. The estimated amount is the present value of future cash flows.

Other derivative – The Partnership’s other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 12g). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Basis of presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Basis of presentation and Significant Accounting Policies [Abstract]
Summary of Partnership's loan receivables and other financing receivables

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2011 $	December 31, 2010 $
Direct financing leases	Payment activity	Performing	409,541	415,695
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	786	410
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	830	—
Advances to joint venture partner (Note 8)	Other internal metrics	Performing	10,200	10,200

			421,357	426,305

Summary of Dry docking activity

	Year Ended December 31,
	2011 $	2010 $	2009 $

Balance at January 1,	24,393	20,477	15,257
Cost incurred for dry docking	19,638	12,727	9,729
Sale of vessel	—	(1,477)	—
Dry-dock amortization	(9,582)	(7,334)	(4,509)

Balance at December 31,	34,449	24,393	20,477

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis

		December 31, 2011		December 31, 2010
	Fair Value Hierarchy Level (1)	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Cash and cash equivalents and restricted cash		589,261	589,261	653,193	653,193
Advances to and from affiliates and joint venture		(5,478)	(5,478)	(127,218)	(127,218)
Long-term debt (note 10)		(1,315,231)	(1,191,117)	(1,399,115)	(1,292,026)
Advances to and from joint venture partners (note 8)		10,200	— (2)	10,141	— (2)
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	159,603	159,603	66,870	66,870
Interest rate swap agreements – liabilities	Level 2	(304,066)	(304,066)	(201,463)	(201,463)
Other derivative	Level 3	(600)	(600)	(10,000)	(10,000)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
(2)	The fair value of the Partnership’s advances to and from its joint venture partners as at December 31, 2011 and 2010 was not determinable given the amounts are non-current with no fixed repayment terms (see Note 8).

Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)

	Year ended December 31,
	2011 $	2010 $

Fair value at January 1	(10,000)	(10,600)
Realized and unrealized gains (losses) included in earnings	9,307	(1,319)
Settlements	93	1,919

Fair value at December 31	(600)	(10,000)

Segment Reporting (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Revenues and percentage of consolidated voyage revenues from customers

(U.S. dollars in millions)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Ras Laffan Liquefied Natural Gas Company Ltd. (1)	$68.8 or 18%	$68.7 or 18%	$68.7 or 20%
Repsol YPF, S.A. (1)	$53.9 or 14%	$51.9 or 14%	$51.5 or 15%
Compania Espanola de Petroleos (2)	$44.4 or 12%	$44.0 or 12%	$44.5 or 13%
The Tangguh Production Sharing Contractors (1)	$43.7 or 12%	$42.8 or 11%	Less than 10%
Teekay Corporation (1)	Less than 10%	$36.5 or 10%	$38.9 or 11%

(1)	Liquefied gas segment
(2)	Conventional tanker segment
Revenues and percentage of consolidated voyage revenues from customers
Segment reporting information profit (loss)

	Year Ended December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	269,408	110,567	379,975
Voyage (recoveries) expenses	(87)	1,474	1,387
Vessel operating expenses	47,773	41,273	89,046
Depreciation and amortization	62,889	29,030	91,919
General and administrative (1)	13,385	10,735	24,120

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Investment in and advances to joint ventures	191,448	—	191,448
Total assets at December 31, 2011	2,911,659	546,155	3,457,814
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

	Year Ended December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	264,816	109,192	374,008
Voyage expenses	29	2,013	2,042
Vessel operating expenses	46,496	38,081	84,577
Depreciation and amortization	60,954	28,393	89,347
General and administrative (1)	12,239	11,008	23,247
Gain on sale of vessel	(4,340)	—	(4,340)
Restructuring charge	—	175	175

Income from vessel operations	149,438	29,522	178,960

Equity income	8,043	—	8,043
Investment in and advances to joint ventures	172,898	—	172,898
Total assets at December 31, 2010	2,866,541	568,393	3,434,934
Expenditures for vessels and equipment	24,095	2,557	26,652
Expenditures for dry docking	2,014	10,713	12,727

	Year Ended December 31, 2009
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	252,854	90,194	343,048
Voyage expenses	1,018	1,016	2,034
Vessel operating expenses	50,919	31,455	82,374
Depreciation and amortization	59,088	23,598	82,686
General and administrative (1)	11,033	8,731	19,764
Restructuring charge	1,381	1,869	3,250

Income from vessel operations	129,415	23,525	152,940

Equity income	27,639	—	27,639
Investment in and advances to joint venture	93,320	—	93,320
Total assets at December 31, 2009	2,846,685	583,525	3,430,210
Expenditures for vessels and equipment	133,563	1,363	134,926
Expenditures for dry docking	8,409	1,320	9,729

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Segment reporting information profit (loss)
Reconciliation of total segment assets

	December 31, 2011 $	December 31, 2010 $

Total assets of the liquefied gas segment	2,911,659	2,866,541
Total assets of the conventional tanker segment	546,155	568,393
Cash and cash equivalents	93,627	81,055
Accounts receivable and prepaid expenses	18,837	25,273
Advances to affiliates	11,922	6,133

Consolidated total assets	3,582,200	3,547,395

Reconciliation of total segment assets

Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2011
Leases and Restricted Cash [Abstract]
Capital Lease Obligations

	December 31, 2011 $	December 31, 2010 $

RasGas II LNG Carriers	471,397	470,752
Spanish-Flagged LNG Carrier	—	81,881
Suezmax Tankers	175,650	185,501

Total	647,047	738,134
Less current portion	47,203	267,382

Total	599,844	470,752

Commitment under capital leases of RasGas II LNG Carriers and Suezmax Tankers

Year	Commitment
2012	$24,000
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
Thereafter	$881,128

Year	Commitment
2012	$58,893
2013	$76,443
2014	$31,728
2015	$3,593
2016	$3,551
Thereafter	$26,908

Estimated future minimum rental payments to be received and paid under the lease contracts

Year	Head Lease Receipts (1)	Sublease Payments (1)(2)
2012	$28,859	$24,999
2013	$28,843	$24,999
2014	$28,828	$24,999
2015	$22,188	$24,999
2016	$21,242	$24,999
Thereafter	$260,306	$306,356

Total	$390,266	$431,351

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2011, the Partnership had received $120.1 million of aggregate Head Lease receipts and had paid $66.0 million of aggregate Sublease payments. Head Lease receipts are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2011, $35.3 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.

(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

	December 31, 2011 $	December 31, 2010 $

Total minimum lease payments to be received	662,912	701,442
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	554	587
Less unearned revenue	(448,890)	(481,299)

Total	409,541	415,695
Less current portion	6,074	5,635

Total	403,467	410,060

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets and Goodwill [Abstract]
Carrying amount of intangible assets for the Partnership's reportable segments

	December 31, 2011			December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	2,739	182,552	179,813	2,739	182,552
Accumulated amortization	(65,599)	(2,537)	(68,136)	(56,743)	(2,263)	(59,006)

Net carrying amount	114,214	202	114,416	123,070	476	123,546

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities

	December 31, 2011 $	December 31, 2010 $

Voyage and vessel expenses	10,891	4,579
Audit, legal and other general expenses	8,435	6,595
Interest including interest rate swaps	19,606	19,912
Payroll and benefits (1)	6,877	6,534
Income taxes payable and other	931	1,053

Total	46,740	38,673

(1)

As at December 31, 2011 and 2010, $3.6 million and $3.0 million, respectively, of accrued liabilities related to crewing and manning costs payable to the subsidiaries of Teekay Corporation (see Note 12c).

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long term debt

	December 31, 2011 $	December 31, 2010 $

U.S. Dollar-denominated Revolving Credit Facilities due through 2018	49,274	188,000
U.S. Dollar-denominated Term Loan due through 2018	120,796	—
U.S. Dollar-denominated Term Loan due through 2019	346,768	371,685
U.S. Dollar-denominated Term Loan due through 2021	321,337	332,248
U.S. Dollar-denominated Term Loan due through 2021	114,868	120,599
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Euro-denominated Term Loans due through 2023	348,906	373,301

Total	1,315,231	1,399,115
Less current portion	84,722	76,408

Total	1,230,509	1,322,707

Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Components of Provision for income taxes

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Current	2,297	1,340	500
Deferred	(1,516)	330	194

Income tax expense	781	1,670	694

Reconciliations of the tax charge

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $
Net income before income tax expenses	98,137	94,614	82,631
Net (income) loss not subject to taxes	(205,363)	(138,951)	7,563

Net (loss) income subject to taxes	(107,226)	(44,337)	90,194

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(30,548)	(14,115)	25,089
Adjustments to valuation allowance and uncertain tax position	25,361	19,980	(25,704)
Permanent and currency differences	(2,540)	(4,195)	1,309
Change in tax rate	8,508	—	—

Tax expense charge related to the current year	781	1,670	694

Components of Partnership's Deferred Tax Assets (Liabilities)

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Derivative instruments	59,724	32,996
Taxation loss carryforwards	35,554	38,914
Vessels and equipment	2,178	2,182
Capitalized interest	(3,123)	(3,604)

	94,333	70,488
Valuation allowance	(89,236)	(66,841)

Net deferred tax assets	5,097	3,647

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions excluding expenses allocated to Partnership as a part of results of Dropdown Predecessor

	Year Ended
	December 31, 2011 $	December 31, 2010 $	December 31, 2009 $
Revenues (1)	35,068	36,512	38,860
Vessel operating expenses (2)	33,135	30,556	27,428
General and administrative (3) (4) (5)	15,468	14,919	11,403

(1)	Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years, (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(2)	Teekay Corporation’s crew salaries and training.
(3)	Teekay Corporation’s administrative, advisory, technical and strategic management fees.
(4)	Includes $1.0 million, $0.8 million and $0.8 million of reimbursed costs incurred by Teekay GP L.L.C. during the years ended December 31, 2011, 2010 and 2009, respectively.
(5)	Amounts are net of $1.0 million, $1.0 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Interest rate swap agreements

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	423,748	(119,895)	25.1	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	209,812	(60,441)	7.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(18,183)	6.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,755)	5.0	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	218,750	(57,996)	17.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,199	159,603	25.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	348,905	(25,796)	12.5	3.1

			(144,463)

(1)	Excludes the margins the Partnership pays on its drawn floating-rate debt, which, at December 31, 2011, ranged from 0.3% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($90.9 million) by the maturity dates of the swap agreements.

Location and fair value amounts of derivative instruments

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

As at December 31, 2010
Interest rate swap agreements	4,587	16,758	45,525	(11,498)	(50,603)	(139,362)
Toledo Spirit time-charter derivative	—	—	—	—	—	(10,000)

	4,587	16,758	45,525	(11,498)	(50,603)	(149,362)

Gains (losses) for derivative instruments not designated as hedging instruments

	Year Ended December 31,
	2011			2010			2009
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)	(36,222)	(11,143)	(47,365)
Toledo Spirit time-charter derivative	(93)	9,400	9,307	(1,919)	600	(1,319)	(940)	7,355	6,415

	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)	(37,162)	(3,788)	(40,950)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Summary of financial position of variable interest entities

December 31, 2010 $
ASSETS
Vessels and equipment
Advances on newbuilding contracts	79,535
Other assets	651

Total assets	80,186

LIABILITIES AND DEFICIT
Accrued liabilities and other	587
Advances from affiliates	79,612

Total liabilities	80,199
Total deficit	(13)

Total liabilities and total deficit	80,186

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Changes in operating assets and liabilities

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $

Accounts receivable	5,698	(8,442)	3,888
Prepaid expenses and other operating assets	619	4,018	5,677
Accounts payable	(1,054)	(326)	(6,203)
Accrued liabilities	8,374	(6,222)	9,504
Unearned revenue and other operating liabilities	(1,876)	2,767	10,301
Restricted cash	(2,644)	—	—
Advances to and from affiliates and joint venture partners	(42,551)	11,234	3,821

Total	(33,434)	3,029	26,988

Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2011
Total Capital and Net Income Per Unit [Abstract]
Issuances of common units

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (1)	Net Proceeds	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
March 2009	4,000,000	$17.60	71,800	68,691	53.10%	Prepayment of revolving credit facilities
November 2009	3,950,600	$24.40	98,400	93,737	49.20%	Prepayment of revolving credit facilities
July 2010	1,713,502	$29.18	51,000	50,921	47.70%	Prepayment of revolving credit facilities and general corporate purposes
November 2010	1,052,749	$35.44	38,070	38,070	46.83%	Acquisition of Excelsior Joint Venture
April 2011	4,251,800	$38.88	168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40	187,449	179,523	40.09%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Incentive Distributions

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.65	75%	25%
Above $0.65	50%	50%

Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Financial information of joint ventures

	Years ended December 31,
	2011 (1) $	2010 (2) $	2009 $
Current assets	128,608	97,605
Non-current assets	2,121,408	1,424,450
Current liabilities	140,899	88,990
Non-current liabilities	1,798,946	1,162,556

Voyage revenues	167,094	106,371	99,593
Income from vessel operations	124,553	83,992	80,951
Realized and unrealized (loss) gain on derivative instruments	(41,622)	(35,173)	10,692
Net Income	51,492	20,092	59,918

(1)	The results included for the Angola Joint Venture were from the time the vessels delivered from August, September and October 2011 to December 31, 2011.
(2)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010 to December 31, 2010.

Basis of presentation and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of the Partnership's loan receivables and other financing receivables
Direct financing leases	$ 409,541	$ 415,695
Other Receivable [Abstract]
Long-term receivable included in other assets	786	410
Advances to joint venture included in investment in and advances to joint ventures	830	0
Advances to joint venture partner (Note 8)	10,200	10,200
Total loan receivables and other financing receivables	$ 421,357	$ 426,305

Basis of presentation and Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Drydocking activity
Balance at January 1	$ 2,019,576
Cost incurred for drydocking	(19,638)	(12,727)	(9,729)
Balance at December 31	2,021,125	2,019,576
Drydocking Activity [Member]
Summary of Drydocking activity
Balance at January 1	24,393	20,477	15,257
Cost incurred for drydocking	19,638	12,727	9,729
Sale of vessel		(1,477)
Dry-dock amortization	(9,582)	(7,334)	(4,509)
Balance at December 31	$ 34,449	$ 24,393	$ 20,477

Basis of presentation and Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis Of Presentation (Textual) [Abstract]
Depreciation of vessels and equipment	$ 73.2	$ 72.8	$ 69
Interest cost capitalized to vessels and equipment	$ 3.1	$ 4.2	$ 10.8
Tax rate in Spain	30.00%
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	3.00%
Interest costs capitalized to vessels and equipment	3.1	4.2	10.8
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	25
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	30
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	35

Dropdowns (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Vessel	Dec. 31, 2009	Mar. 17, 2010 Suezmax Tankers [Member] Tanker	Mar. 17, 2010 Handymax Product tanker [Member] Tanker
Dropdowns (Textual) [Abstract]
Number of vessels acquired	3		2	1
Increase in Partnership's net income (loss) due to effect of adjustment in common control exchanges	$ 2.3	$ 5.3

Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
The estimated fair value of financial instruments that are measured at fair value on a recurring basis
Long-term debt (note 10)	$ (1,315,231)	$ (1,399,115)
Carrying Amount Asset (Liability) [Member]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents and restricted cash	589,261	653,193
Advances to and from affiliates and joint venture	(5,478)	(127,218)
Long-term debt (note 10)	(1,315,231)	(1,399,115)
Advances to and from joint venture partners (note 8)	10,200	10,141
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 13)
Interest rate swap agreements- assets	159,603	66,870
Interest rate swap agreements- liabilities	(304,066)	(201,463)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	(600)	(10,000)
Fair Value Asset (Liability) [Member]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents and restricted cash	589,261	653,193
Advances to and from affiliates and joint venture	(5,478)	(127,218)
Long-term debt (note 10)	(1,191,117)	(1,292,026)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 13)
Interest rate swap agreements- assets	159,603	66,870
Interest rate swap agreements- liabilities	(304,066)	(201,463)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	$ (600)	$ (10,000)

Fair Value Measurement (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in fair value of assets (liabilities) that are measured on a recurring basis using significant unobservable inputs (Level 3)
Fair value at January 1	$ (10,000)	$ (10,600)
Realized and unrealized gains (losses) included in earnings	9,307	(1,319)
Settlements	93	1,919
Fair value at December 31	$ (600)	$ (10,000)

Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ras Laffan Liquefied Natural Gas Company Ltd. [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	$ 68.8	$ 68.7	$ 68.7
Percentage of Voyage revenues from major customers	18.00%	18.00%	20.00%
Repsol YPF, S.A. [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	53.9	51.9	51.5
Percentage of Voyage revenues from major customers	14.00%	14.00%	15.00%
Compania Espanola de Petroleos [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	44.4	44	44.5
Percentage of Voyage revenues from major customers	12.00%	12.00%	13.00%
The Tangguh Production Sharing Contractors [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	43.7	44
Percentage of Voyage revenues from major customers	12.00%	11.00%
Percentage of Voyage revenues from major customers			less than 10%
Teekay Corporation [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers		$ 36.5	$ 38.9
Percentage of Voyage revenues from major customers		10.00%	11.00%
Percentage of Voyage revenues from major customers	less than 10%

Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information profit (loss)
Revenues	$ 379,975	$ 374,008	$ 343,048
Voyage expenses	1,387	2,042	2,034
Vessel operating expenses	89,046	84,577	82,374
Depreciation and amortization	91,919	89,347	82,686
General and administrative (note 12a and 12b)	24,120	23,247	19,764
Gain on sale of vessel (note 17a)		(4,340)
Restructuring charge (note 18)	0	175	3,250
Income from vessel operations	173,503	178,960	152,940
Segment reporting information additional information
Equity income (note 19)	20,584	8,043	27,639
Investments in and advances to joint ventures (note 19)	191,448	172,898	93,320
Total assets	3,457,814	3,434,934	3,430,210
Expenditures for vessels and equipment	64,685	26,652	134,926
Expenditures for drydock	19,638	12,727	9,729
Liquefied Gas Segment [Member]
Segment reporting information profit (loss)
Revenues	269,408	264,816	252,854
Voyage expenses	(87)	29	1,018
Vessel operating expenses	47,773	46,496	50,919
Depreciation and amortization	62,889	60,954	59,088
General and administrative (note 12a and 12b)	13,385	12,239	11,033
Gain on sale of vessel (note 17a)		(4,340)
Restructuring charge (note 18)			1,381
Income from vessel operations	145,448	149,438	129,415
Segment reporting information additional information
Equity income (note 19)	20,584	8,043	27,639
Investments in and advances to joint ventures (note 19)	191,448	172,898	93,320
Total assets	2,911,659	2,866,541	2,846,685
Expenditures for vessels and equipment	63,686	24,095	133,563
Expenditures for drydock	13,831	2,014	8,409
Conventional Tanker Segment [Member]
Segment reporting information profit (loss)
Revenues	110,567	109,192	90,194
Voyage expenses	1,474	2,013	1,016
Vessel operating expenses	41,273	38,081	31,455
Depreciation and amortization	29,030	28,393	23,598
General and administrative (note 12a and 12b)	10,735	11,008	8,731
Restructuring charge (note 18)		175	1,869
Income from vessel operations	28,055	29,522	23,525
Segment reporting information additional information
Total assets	546,155	568,393	583,525
Expenditures for vessels and equipment	999	2,557	1,363
Expenditures for drydock	$ 5,807	$ 10,713	$ 1,320

Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 93,627	$ 81,055	$ 108,350	$ 117,641
Accounts receivable and prepaid expenses	18,837	25,273
Advances to affiliates	11,922	6,133
Total assets	3,582,200	3,547,395
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	2,911,659	2,866,541
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 546,155	$ 568,393

Segment Reporting (Details Textual)	12 Months Ended
	Dec. 31, 2011 Segment	Feb. 28, 2011 Carrier	Dec. 31, 2007 Building
Segment Reporting (Textual) [Abstract]
Number of LNG carriers		6	4
Number of reportable segments	2
Minimum percentage of partnership's consolidated voyage revenues	10.00%
Suezmax Tankers [Member]
Segment Reporting (Textual) [Abstract]
Number of crude oil tankers	10
Handymax Product tanker [Member]
Segment Reporting (Textual) [Abstract]
Number of Handymax product tanker	1
Liquefied Gas Segment [Member]
Segment Reporting (Textual) [Abstract]
Number of LNG carriers	20
Number of LNG carriers included in joint ventures accounted for under the equity method	9
Number of LPG carriers	3
Number of Multigas carriers	2

Leases and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Lease Obligations
Total	$ 647,047	$ 738,134
Less current portion	47,203	267,382
Total	599,844	470,752
RasGas II LNG Carriers [Member]
Capital Lease Obligations
Total	471,397	470,752
Spanish-Flagged LNG Carrier [Member]
Capital Lease Obligations
Total	0	81,881
Suezmax Tankers [Member]
Capital Lease Obligations
Total	$ 175,650	$ 185,501

Leases and Restricted Cash (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
RasGas II LNG Carriers [Member]
Commitment under capital leases
2012	$ 24,000
2013	24,000
2014	24,000
2015	24,000
2016	24,000
Thereafter	881,128
Suezmax Tankers [Member]
Commitment under capital leases
2012	58,893
2013	76,443
2014	31,728
2015	3,593
2016	3,551
Thereafter	$ 26,908

Leases and Restricted Cash (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Estimated future minimum rental payments to be received and paid under the lease contracts
2012	$ 350,900
2013	349,900
2014	349,900
2015	346,700
2016	321,600
Head Lease Receipts [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2012	28,859
2013	28,843
2014	28,828
2015	22,188
2016	21,242
Thereafter	260,306
Total	390,266
Sublease Payments [Member]
Estimated future minimum rental payments to be received and paid under the lease contracts
2012	24,999
2013	24,999
2014	24,999
2015	24,999
2016	24,999
Thereafter	306,356
Total	$ 431,351

Leases and Restricted Cash (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net Investments in Direct Financing Leases
Total minimum lease payments to be received	$ 622,912	$ 701,442
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	554	587
Less unearned revenue	(448,890)	(481,299)
Total	409,541	415,695
Less current portion	6,074	5,635
Total	$ 403,467	$ 410,060

Leases and Restricted Cash (Details Textual)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Teekay Nakilat Corporation [Member]	Dec. 31, 2011 Teekay BLT Corporation [Member]	Dec. 31, 2011 Teekay Tangguh Borrower LLC [Member] USD ($)	Dec. 31, 2011 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2010 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2011 Suezmax Tankers [Member] USD ($)	Dec. 31, 2011 Madrid Spirit [Member] USD ($)	Dec. 31, 2011 Madrid Spirit [Member] EUR (€)	Dec. 31, 2010 Madrid Spirit [Member] USD ($)	Dec. 31, 2010 Madrid Spirit [Member] EUR (€)	Dec. 31, 2011 Tangguh LNG Carrier [Member] USD ($)
Leases and restricted cash (Textual) [Abstract]
Ownership interest held by partnership			70.00%	69.00%	99.00%
Tax Indemnification					$ 9,900,000	$ 16,100,000
Capital lease arrangement period						30 years
Percentage of partnership joint ventures partners share						30.00%
Weighted average interest rate on lease						5.20%		7.40%
Approximate capital leases future minimum payments due						1,000,000,000		201,100,000
Restricted cash on deposits	16,900,000	12,300,000				476,100,000	477,200,000		0	0	82,600,000	61,700,000
Restricted cash on deposits for Drydocking expenditures and emergency	2,600,000
Interest expenses included in capital lease payment obligation						529,700,000		25,450,000
Weighted average interest rates earned on deposit						0.30%	0.40%		5.00%	5.00%	5.00%	5.00%
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation				70.00%
2012													38,500,000
2013													38,500,000
2014													38,500,000
2015													38,500,000
2016													38,500,000
Leases and Restricted Cash (Additional Textual) [Abstract]
Term of operating leases	20 years
Head Lease receipts	120,100,000
Sublease payments	66,000,000
Deferred head lease receipts	35,300,000
Minimum scheduled future revenues, 2012	350,900,000
Minimum scheduled future revenues, 2013	349,900,000
Minimum scheduled future revenues, 2014	349,900,000
Minimum scheduled future revenues, 2015	346,700,000
Minimum scheduled future revenues, 2016	$ 321,600,000
Term of net direct financing leases	20 years

Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 182,552	$ 182,552
Accumulated amortization	(68,136)	(59,006)
Net carrying amount	114,416	123,546
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	179,813	179,813
Accumulated amortization	(65,599)	(56,743)
Net carrying amount	114,214	123,070
Conventional Tanker Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	2,739	2,739
Accumulated amortization	(2,537)	(2,263)
Net carrying amount	$ 202	$ 476

Intangible Assets and Goodwill (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Intangible Assets and Goodwill (Textual) [Abstract]
Carrying amount of goodwill	$ 35,631,000	$ 35,631,000
Intangible assets and goodwill (Additional Textual) [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	19.2	19.2
Amortization of Intangible Assets	9,100,000	9,100,000	9,100,000
Amortization expense of intangible assets, 2012	9,100,000
Amortization expense of intangible assets, 2013	9,100,000
Amortization expense of intangible assets, 2014	9,100,000
Amortization expense of intangible assets, 2015	9,100,000
Amortization expense of intangible assets, 2016	9,100,000
Liquefied Gas Segment [Member]
Intangible Assets and Goodwill (Textual) [Abstract]
Carrying amount of goodwill	35,631,000	35,631,000
Conventional Tanker Segment [Member]
Intangible Assets and Goodwill (Textual) [Abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0

Advances to Joint Venture Partners (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Advances to Joint Venture Partners (Textual) [Abstract]
Advances to joint venture partner	$ 10,200	$ 10,200

Accrued Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities
Voyage and vessel expenses	$ 10,891,000	$ 4,579,000
Audit, legal and other general expenses	8,435,000	6,595,000
Interest including interest rate swaps	19,606,000	19,912,000
Payroll and benefits (note 17)	6,877,000	6,534,000
Income taxes payable and other	931,000	1,053,000
Total	46,740,000	38,672,000
Accrued Liabilities (Textual) [Abstract]
Accrued liabilities relates to crewing and manning costs payable	$ 3,600,000	$ 3,000,000

Long-Term Debt (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2010 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Long term debt
Total	$ 1,315,231	$ 1,399,115	$ 49,274	$ 188,000	$ 120,796	$ 0	$ 346,768	$ 371,685	$ 321,337	$ 332,248	$ 114,868	$ 120,599	$ 13,282	$ 13,282	$ 348,906	€ 269,200	$ 373,301
Less current portion	84,722	76,408
Total	$ 1,230,509	$ 1,322,707

Long-Term Debt (Details Textual)	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($) Vessel CreditFacility	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($) Vessel	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] Teekay Tangguh Joint Venture [Member]	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($) Vessel	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($) Vessel	Dec. 31, 2010 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2009 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)
Long-Term Debt (Textual) [Abstract]
Long-term debt (note 10)	$ 1,315,231,000	$ 1,399,115,000					$ 321,337,000	$ 332,248,000		$ 114,868,000	$ 120,599,000		$ 346,768,000	$ 371,685,000	$ 120,800,000	$ 13,282,000	$ 13,282,000	$ 348,906,000	$ 373,301,000		€ 269,200,000
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate													178,600,000
Fixed interest rate on the portion of US Dollar-denominated Term Loans and Demand Loans outstanding													5.39%			4.84%
Frequency of paying U.S. Dollar-denominated Term Loans													Quarterly payments
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate													168,200,000
Bullet Repayments of term loan per vessel							95,000,000			20,000,000			56,000,000		50,700,000
Partnership interest owned				69.00%
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility							0.30%			0.30%		0.30%
Marginal rate added to LIBOR for interest paid on second tranche under the loan facility							0.63%			0.70%		0.63%
Debt instrument tranche value 1							324,500,000
Debt instrument tranche value 2							190,000,000
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range minimum																		0.60%
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range maximum																		2.25%
Borrowings provided under revolving credit facility	494,400,000
Margins on outstanding long term debt					2.75%	0.30%
Interest Rate on LIBOR													LIBOR plus 0.68%		LIBOR plus 2.75%
Foreign exchange gain (loss)	10,310,000	27,545,000	(10,806,000)															10,310,000	27,545,000	(10,806,000)
Number of vessels	7						2			2		2	3		5			2
Bullet payment per vessel due (in years)									12 years and three months
Additional Long Term Debt (Textual) [Abstract]
Available long term revolving credit facilities	3
Undrawn amount of revolving credit facility	445,100,000
Amount reduced under revolving credit facilities, 2012	32,900,000
Amount reduced under revolving credit facilities, 2013	33,700,000
Amount reduced under revolving credit facilities, 2014	34,500,000
Amount reduced under revolving credit facilities, 2015	84,100,000
Amount reduced under revolving credit facilities, 2016	27,300,000
Amount reduced under revolving credit facilities, thereafter	281,900,000
Months required to repay borrowings used for cash distributions	12 months
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.30%	1.70%
Aggregate annual long-term debt principal repayments, 2012	84,700,000
Aggregate annual long-term debt principal repayments, 2013	86,200,000
Aggregate annual long-term debt principal repayments, 2014	87,800,000
Aggregate annual long-term debt principal repayments, 2015	138,800,000
Aggregate annual long-term debt principal repayments, 2016	91,400,000
Aggregate annual long-term debt principal repayments, thereafter	826,300,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash or cash equivalents	5.00%

Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of provision for income taxes
Current	$ 2,297	$ 1,340	$ 500
Deferred	(1,516)	330	194
Income tax expense	$ 781	$ 1,670	$ 694

Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the tax charge
Net income before income tax expense	$ 98,137	$ 94,614	$ 82,631
Net (income) loss not subject to taxes	(205,363)	(138,951)	7,563
Net (loss) income subject to taxes	(107,226)	(44,337)	90,194
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(30,548)	(14,115)	25,089
Adjustments to valuation allowances and uncertain tax position	25,361	19,980	(25,704)
Permanent and currency differences	(2,540)	(4,195)	1,309
Change in tax rate	8,508	0	0
Tax expense charge related to the current year	$ 781	$ 1,670	$ 694

Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of Partnership's Deferred Tax Assets (Liabilities)
Derivative instruments	$ 59,724	$ 32,996
Taxation loss carryforwards	35,554	38,914
Vessels and equipment	2,178	2,182
Capitalized interest	(3,123)	(3,604)
Gross deferred tax assets	94,333	70,488
Valuation allowance	(89,236)	(66,841)
Net deferred tax assets	$ 5,097	$ 3,647

Income Tax (Details Textual)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2011 UNITED KINGDOM [Member] USD ($)	Dec. 31, 2011 SPAIN [Member] USD ($)	Dec. 31, 2011 SPAIN [Member] EUR (€)	Dec. 31, 2011 LUXEMBOURG [Member] USD ($)	Dec. 31, 2011 LUXEMBOURG [Member] EUR (€)
Income Tax (Textual) [Abstract]
Taxation loss carryforwards	$ 35,554,000		$ 38,914,000					$ 26,800,000	$ 82,400,000	€ 63,600,000	$ 92,300,000	€ 71,200,000
Maximum Period of tax losses of Spain to be carried forward for offset against future taxable income									15 years	15 years
Additional Income Tax (Textual) [Abstract]
Unrecognized Tax Benefits						5,400,000	3,400,000
Recognized Tax liability	5,500,000	4,200,000		4,700,000	3,400,000
Accrued interest and penalties	$ 300,000		$ 1,000,000	$ 500,000

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Revenues	$ 379,975	$ 374,008	$ 343,048
Vessel operating expenses	89,046	84,577	82,374
General and administrative (note 12a and 12b)	24,120	23,247	19,764
Affiliated Entity [Member]
Related party transactions excluding expenses allocated to Partnership as part of result of Dropdown Predecessor
Revenues	35,068	36,512	38,860
Vessel operating expenses	33,135	30,556	27,428
General and administrative (note 12a and 12b)	$ 15,468	$ 14,919	$ 11,403

Related Party Transactions (Details Textual) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended							1 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended
	Jul. 31, 2008 m3	Dec. 31, 2011 m3	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Feb. 28, 2011	Mar. 17, 2010	Nov. 30, 2009	Jun. 30, 2009	Dec. 31, 2011 Skaugen LPG Carriers [Member]	Dec. 31, 2010 Skaugen LPG Carriers [Member]	Dec. 31, 2009 Skaugen LPG Carriers [Member]	Dec. 31, 2010 Interest Rate Swap Agreement [Member] Skaugen LPG Carriers [Member]	Dec. 31, 2009 Interest Rate Swap Agreement [Member] Skaugen LPG Carriers [Member]	Mar. 17, 2010 Line of Credit [Member]	Mar. 17, 2010 Secured Debt [Member]	Mar. 31, 2009 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2010 Subsidiaries [Member]	Dec. 31, 2009 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member] Teekay Corporation [Member]	Dec. 31, 2011 Toledo Spirit [Member]	Dec. 31, 2010 Toledo Spirit [Member]	Dec. 31, 2009 Toledo Spirit [Member]	Nov. 30, 2009 Kenai LNG Carriers [ Member]	Jun. 30, 2011 Skaugen Multigas [Member]	Dec. 31, 2008 Skaugen Multigas [Member] Vessel	Jun. 15, 2011 Skaugen Multigas [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2010 Related Party [Member]	Aug. 10, 2009 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2011 Angola Joint Venture [Member]	Dec. 31, 2007 Angola Joint Venture [Member] Building
Related Party Transactions (Textual) [Abstract]
Crewing and manning costs payables to the subsidiaries of Teekay Corporation																													$ 4,100,000	$ 3,600,000
Payment received by Partnership for right to provide management services																	3,000,000
General and administrative expenses attributable to the operations of the subsidiaries		24,120,000	23,247,000	19,764,000															700,000	1,600,000
Interest expenses net		49,880,000	49,019,000	60,457,000															300,000	400,000
Time period for fixed-rate time-charters contract																		10 years								15 years
Excess of purchase price over book value of assets acquired																												8,200,000
Percentage of partnership joint ventures partners share																					1.00%				1.00%						30.00%
Percentage of Teekay corporation ownership interest																												100.00%			70.00%	33.00%
Additional time period for fixed-rate time-charters contract																		15 years
Equity Purchase Price		19,000,000				1,300,000,000
Acquisition Price for Entities under Common Control																												114,500,000			69,100,000
Carriers owned																											2
Carriers Volume	12,000	160,400
Remaining term of the time-charter contract																						15 years
Debt assumed by acquiring company related to carriers						266,000,000										126,000,000																65,000,000
Cash financed by partnership for acquisition						1,060,000,000	10,000,000								24,000,000
Sale price of interest sold in Kenai LNG Carriers										1,800,000															2,300,000
Fixed rate time charters service period for project		15 years			20 years																											20 years
Partnership losses																						100,000	1,900,000	900,000
Notional Amount								30,000,000	30,000,000				30,000,000	30,000,000
Excess of liabilities assumed over the consideration charged to equity											1,500,000	4,800,000
Percentage of TeeKay Corp ownership acquired																															99.00%	33.00%
Equity distribution to parent in form of excess of purchase price over the book value of the assets							3,600,000																								31,800,000	46,200,000
Sale price of vessels and charter sold during the period by parent																																57,300,000
Number of new building chartered .																																	4
Cost to construct carriers																																	906,000,000
Sale price of remaining vessels sold during the period by parent																																19,000,000
Debt assumed by acquiring company		65,000,000																														193,800,000
Joint venture interest acquired																															69.00%
Portion of cost to construct carriers belong to parent																																	299,000,000
Related Party Transaction (Additional Textual) [Abstract]
General and administrative costs incurred by the Partnership		1,000,000	1,000,000	700,000
Reimbursement for costs incurred by General Partner		1,000,000	800,000	800,000
Number of Suezmax tankers acquired							two
Acquisition cost of vessels and associated fixed-rate contracts							160,000,000
Working capital acquired in exchange for a short-term vendor loan							15,000,000
Remaining percentage interest acquired from Teekay Corporation in joint venture of Teekay Tangguh																					1.00%				1.00%						30.00%
Non-interest bearing advances to affiliates		11,922,000	6,133,000
Non-interest bearing advances from affiliates		17,400,000	133,410,000
Loss of hire insurance expense with related party				$ 500,000

Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest rate swap agreements
Fair value of cross currency swap agreement	$ (144,463)
United states dollar-denominated interest rate swaps 1 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	423,748
Fair value of cross currency swap agreement	(119,895)
Weighted-Average Remaining Term (Years)	25.1
Fixed Interest Rate (%)	4.90%
United states dollar denominated interest rate swaps 2 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	209,812
Fair value of cross currency swap agreement	(60,441)
Weighted-Average Remaining Term (Years)	7.2
Fixed Interest Rate (%)	6.20%
United states dollar denominated interest rate swaps 3 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair value of cross currency swap agreement	(18,183)
Weighted-Average Remaining Term (Years)	6.7
Fixed Interest Rate (%)	4.90%
United states dollar denominated interest rate swaps 4 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair value of cross currency swap agreement	(21,755)
Weighted-Average Remaining Term (Years)	5.0
Fixed Interest Rate (%)	5.30%
United states dollar denominated interest rate swaps 5 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	218,750
Fair value of cross currency swap agreement	(57,996)
Weighted-Average Remaining Term (Years)	17.0
Fixed Interest Rate (%)	5.20%
United states dollar denominated interest rate swaps 6 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	470,199
Fair value of cross currency swap agreement	159,603
Weighted-Average Remaining Term (Years)	25.1
Fixed Interest Rate (%)	4.80%
Euro denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	EURIBOR
Principal Amount	348,905
Fair value of cross currency swap agreement	$ (25,796)
Weighted-Average Remaining Term (Years)	12.5
Fixed Interest Rate (%)	3.10%

Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value amount of derivative instrument
Accounts receivable	$ 4,344	$ 4,587
Current portion of derivative assets	15,608	16,758
Derivative assets	139,651	45,525
Accrued liabilities	(11,448)	(11,498)
Current portion of derivative liabilities	(43,973)	(50,603)
Derivative Liabilities	(249,245)	(149,362)
Interest Rate Swap Agreement [Member]
Fair value amount of derivative instrument
Accounts receivable	4,344	4,587
Current portion of derivative assets	15,608	16,758
Derivative assets	139,651	45,525
Accrued liabilities	(11,448)	(11,498)
Current portion of derivative liabilities	(43,973)	(50,603)
Derivative Liabilities	(248,645)	(139,362)
Toledo Spirit Time Charter Derivative [Member]
Fair value amount of derivative instrument
Accounts receivable	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	0	0
Current portion of derivative liabilities	0	0
Derivative Liabilities	$ (600)	$ (10,000)

Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	$ (62,753)	$ (44,414)	$ (37,162)
Unrealized gains (losses) on derivative instruments	(277)	(34,306)	(3,788)
Gain (loss) on derivative instruments, net	(63,030)	(78,720)	(40,950)
Interest Rate Swap Agreement [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(62,660)	(42,495)	(36,222)
Unrealized gains (losses) on derivative instruments	(9,677)	(34,906)	(11,143)
Gain (loss) on derivative instruments, net	(72,337)	(77,401)	(47,365)
Toledo Spirit Time Charter Derivative [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(93)	(1,919)	(940)
Unrealized gains (losses) on derivative instruments	9,400	600	7,355
Gain (loss) on derivative instruments, net	$ 9,307	$ (1,319)	$ 6,415

Derivative Instruments (Details Textual) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)
Derivatives Instruments (Textual) [Abstract]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 90.9	€ 70.1
Derivative Fair value Liabilities, net	$ (0.6)		$ (10)

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment
Advances on newbuilding contracts		$ 79,535
Other assets (note 11)	24,560	22,967
Total assets	3,582,200	3,547,395
LIABILITIES AND DEFICIT
Total liabilities	2,442,491	2,634,072
Skaugen Multigas Subsidiary [Member]
Vessels and equipment
Advances on newbuilding contracts		79,535
Other assets (note 11)		651
Total assets		80,186
LIABILITIES AND DEFICIT
Accrued liabilities and other		587
Advances from affiliates		79,612
Total liabilities		80,199
Total deficit		(13)
Total liabilities and total deficit		$ 80,186

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 28, 2011 Carrier	Dec. 31, 2011 Carriers	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007 Building	Dec. 31, 2011 Six LNG Carriers [Member]	Dec. 31, 2011 Angola LNG Carriers [Member] Vessel	Feb. 28, 2011 Angola LNG Carriers [Member]	Dec. 31, 2011 Teekay Nakilat [Member]	Feb. 28, 2011 Marubeni [Member]	Dec. 31, 2011 Marubeni [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Skaugen Multigas Subsidiary [Member]	Dec. 31, 2008 Skaugen Multigas Subsidiary [Member]
Commitments and Contingencies (Textual) [Abstract]
Payments to acquire Skaugen LPG Carrier		$ 64,685,000	$ 26,652,000	$ 134,926,000
Fixed-rate charter period		15 years			20 years		20 years								15 years
Percentage of Teekay corporation ownership interest		33.00%			33.00%									100.00%
Number of LNG carriers	6				4		3
Cost of Construction					906,000,000
Share in cost of construction					299,000,000
Payments made to commitments by the joint ventures companies		770,100,000
Share in payments made to commitments by joint ventures companies		254,100,000
Remaining payments commitments by joint ventures companies		135,900,000
Debt assumed by acquiring company		65,000,000					258,000,000
Numbers of LNG Carriers Delivered		3
Number of carriers to be acquired through joint venture		6
Joint venture total ownership interest						100.00%
Period of capital lease		30 years
Equity Purchase Price	1,300,000,000	19,000,000						76,000,000
Partnership own joint venture	100.00%									52.00%	52.00%
Percentage of ownership interest held by partnership									70.00%
Tax exposure loss												$ 77,000,000	$ 54,000,000

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 5,698	$ (8,442)	$ 3,888
Prepaid expenses and other operating assets	619	4,018	5,677
Accounts payable	(1,054)	(326)	(6,203)
Accrued liabilities	8,374	(6,222)	9,504
Unearned revenue and other operating liabilities	(1,876)	2,767	10,301
Restricted cash	(2,644)
Advances to and from affiliates and joint venture partners	(42,551)	11,234	3,821
Total	$ (33,434)	$ 3,029	$ 26,988

Supplemental Cash Flow Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Units	Dec. 31, 2009	Nov. 30, 2010	Nov. 04, 2010	Nov. 30, 2009	Jun. 30, 2009
Supplemental Cash Flow Information (Textual) [Abstract]
Cash interest paid on long term-debt, advances from affiliates and capital lease obligations	$ 154.3	$ 135.5	$ 105
Termination fee	22.6
Income Taxes Paid	1.5	0.2	0.2
Net Investments in Direct Financing Leases			425.9
Interest rate Swap, Notional Amount						30	30
Acquisition of Interest Rate Swaps		1.5	4.8
Purchase price of joint ventures by partnership through issuance of common units					$ 37.3
Percentage of ownership in joint venture				50.00%
Issuance of common units		1,100,000

Total Capital and Net Income Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	March 2009
Number of Common Units Issued	4,000,000
Offering Price	17.6
Gross Proceeds	$ 71,800
Net Proceeds	68,691
Teekay Corporation Ownership After the Offering	53.10%
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	November 2009
Number of Common Units Issued	3,950,600
Offering Price	24.4
Gross Proceeds	98,400
Net Proceeds	93,737
Teekay Corporation Ownership After the Offering	49.20%
Prepayment of Revolving Credit Facilities and General Corporate Purposes [Member]
Summary of the issuances of common units
Date	July 2010
Number of Common Units Issued	1,713,502
Offering Price	29.18
Gross Proceeds	51,000
Net Proceeds	50,921
Teekay Corporation Ownership After the Offering	47.70%
Acquisition of Excelsior Joint Venture [Member]
Summary of the issuances of common units
Date	November 2010
Number of Common Units Issued	1,052,749
Offering Price	35.44
Gross Proceeds	38,070
Net Proceeds	38,070
Teekay Corporation Ownership After the Offering	46.83%
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	April 2011
Number of Common Units Issued	4,251,800
Offering Price	38.88
Gross Proceeds	168,684
Net Proceeds	161,655
Teekay Corporation Ownership After the Offering	43.62%
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	November 2011
Number of Common Units Issued	5,500,000
Offering Price	33.4
Gross Proceeds	187,449
Net Proceeds	$ 179,523
Teekay Corporation Ownership After the Offering	40.09%

Total Capital and Net Income Per Unit (Details 1)	12 Months Ended
Dec. 31, 2011
Unitholders [Member]
Quarterly Distribution Target Amount (per unit)
Minimum quarterly distribution of $0.4125	98.00%
Up to $0.4625	98.00%
Above $0.4625 up to $0.5375	85.00%
Above $0.5375 up to $0.65	75.00%
Above $0.65	50.00%
General Partners [Member]
Quarterly Distribution Target Amount (per unit)
Minimum quarterly distribution of $0.4125	2.00%
Up to $0.4625	2.00%
Above $0.4625 up to $0.5375	15.00%
Above $0.5375 up to $0.65	25.00%
Above $0.65	50.00%

Total Capital and Net Income Per Unit (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Director	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	May 19, 2009
Total Capital and Net Income Per Unit (Textual) [Abstract]
General partners proportionate contribution	2.00%
Indirect general partners interest	2.00%
Common units award to each of the four non employee directors shares	1,267
Common units award to each of the four non employee directors value	$ 50,000
Common unit award to chairman share	2,217
Common unit award to chairman amount	$ 87,500
Common units issued for awards		1,007	1,644
Number of non employee directors received partnership awards	4
Days after year-end where limited partner's have right to receive cash distribution	45 days
Minimum percentage of holding by unitholders to remove general partner	66.67%
Minimum Quarterly Distribution of Incentives per quarter	0.4125
Subordinated unit converted in to common units				7,400,000	3,700,000
Common unit instrument convertible conversion price				29.95	17.66
Exceeded cash distribution per unit	0.4625

Other Information (Details Textual) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended
	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Feb. 28, 2011	Dec. 31, 2011 Skaugen [Member]	Dec. 31, 2011 Excalibur and Excelsior [Member]	Nov. 04, 2010 Excalibur and Excelsior [Member]
Other Information (Textual) [Abstract]
Percentage of ownership in joint venture	50.00%							50.00%	50.00%
Expenditures for vessels and equipment		$ 64,685,000	$ 26,652,000	$ 134,926,000			$ 33,000,000
Percentage of equity interest guaranteed secured debt									50.00%
Remaining equity purchase price		19,000,000				1,300,000,000			72,500,000
Amount of debt secured by joint ventures									206,000,000
Other Information (Additional Textual) [Abstract]
Fixed-rate charter period		15 years			20 years
Proceeds received from sale of vessel	21,556,000		21,556,000
Gain on sale of vessel	4,340,000		4,340,000
Purchase price financed by issue of common stock	37,300,000
Number of common units issued	1.1
Excess of investment in joint ventures over its underlying equity	$ 51,000,000

Restructuring Charge (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring charge (Textual) [Abstract]
Restructuring expenses	$ 0	$ 175,000	$ 3,250,000
Restructuring Reserve	$ 0	$ 0

Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of joint ventures
Current assets	$ 146,068	$ 217,430
Current liabilities	253,328	584,774
Voyage revenues (note 12b)	379,975	374,008	343,048
Income from vessel operations	173,503	178,960	152,940
Realized and unrealized (loss) gain on derivative instruments	(63,030)	(78,720)	(40,950)
Net income	97,356	92,944	81,937
Equity Method Investments [Member]
Financial information of joint ventures
Current assets	128,608	97,605
Non-current assets	2,121,408	1,424,450
Current liabilities	140,899	88,990
Non-current liabilities	1,798,946	1,162,556
Voyage revenues (note 12b)	167,094	106,371	99,593
Income from vessel operations	124,553	83,992	80,951
Realized and unrealized (loss) gain on derivative instruments	(41,622)	(35,173)	10,692
Net income	$ 51,492	$ 20,092	$ 59,918

Equity Method Investments (Details Textual) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007 Building	Feb. 28, 2011 Carrier	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009	Dec. 31, 2011 RasGas Three [Member]	Dec. 31, 2011 Excalibur and Excelsior [Member]	Nov. 04, 2010 Excalibur and Excelsior [Member]	Dec. 31, 2011 Angola LNG Carriers [Member] Vessel
Equity Method Investments (Textual) [Abstract]
Estimate of Possible Loss	$ 191,448,000			$ 172,898,000		$ 93,320,000	$ 97,400,000	$ 56,100,000		$ 12,800,000
Percentage of ownership in joint venture					50.00%		40.00%	50.00%	50.00%	33.00%
Assumed total ownership of equity method investments								100.00%
Guarantee of debt								$ 45,400,000		$ 218,000,000
Number of LNG carriers		4	6							3
Fixed-rate charter period	15 years	20 years								20 years

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended				1 Months Ended	12 Months Ended
	Feb. 28, 2011 Carrier	Dec. 31, 2011	Mar. 17, 2010	Dec. 31, 2007 Building	Feb. 28, 2011 Marubeni [Member]	Dec. 31, 2011 Marubeni [Member]
Subsequent Events (Additional Textual) [Abstract]
Partnership own joint venture	100.00%				52.00%	52.00%
Subsequent Events (Textual) [Abstract]
Number of LNG carriers	6			4
Remaining equity purchase price	$ 1,300	$ 19
Financed amount by secured loan facilities	1,060		10
Financed amount through equity contributions	266
Amount of equity contribution in partnership	$ 138